    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2003.


                                       REGISTRATION NOS. 333-90430 AND 811-21119
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 1                      [X]


                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [ ]


                                AMENDMENT NO. 2                              [X]


                            ------------------------

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

                     ML LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)


                            2 WORLD FINANCIAL CENTER


                            SOUTH TOWER, 5(TH) FLOOR

                               NEW YORK, NEW YORK

                                     10080

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:

                                 (800) 333-6524

                            ------------------------


NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  SUTHERLAND ASBILL & BRENNAN LLP
ML LIFE INSURANCE COMPANY OF NEW YORK      1275 PENNSYLVANIA AVENUE, N.W.
1300 MERRILL LYNCH DRIVE, 2(ND) FLOOR      WASHINGTON, D.C. 20004-2415
PENNINGTON, NEW JERSEY 08534



It is proposed that this filing will become effective (check appropriate space):



     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485



     [X] on May 1, 2003 pursuant to paragraph (b) of Rule 485


               (date)



     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



     [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485


               (date)



If appropriate, check the following box:



    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


MAY 1, 2003

       ML of New York Variable Annuity Separate Account C (the "Account")

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                   issued by
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                HOME OFFICE: 2 World Financial Center, 5th Floor

                               New York, NY 10080


                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                             PHONE: (800) 333-6524

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life. It is important that you understand how the contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of the Account. In turn, we invest each subaccount's assets in corresponding portfolios ("Funds") of the following:


-  MLIG VARIABLE INSURANCE TRUST

     -  Roszel/Lord Abbett Large Cap Value Portfolio
     -  Roszel/Levin Large Cap Value Portfolio
     -  Roszel/MLIM Relative Value Portfolio
     -  Roszel/Sound Large Cap Core Portfolio
     -  Roszel/INVESCO-NAM Large Cap Core Portfolio
     -  Roszel/Nicholas-Applegate Large Cap Growth Portfolio
     -  Roszel/Rittenhouse Large Cap Growth Portfolio
     -  Roszel/Seneca Large Cap Growth Portfolio
     -  Roszel/Valenzuela Mid Cap Value Portfolio
     -  Roszel/Seneca Mid Cap Growth Portfolio
     -  Roszel/NWQ Small Cap Value Portfolio

     -  Roszel/Delaware Small-Mid Cap Growth Portfolio

     -  Roszel/Lazard International Portfolio
     -  Roszel/Credit Suisse International Portfolio
     -  Roszel/Lord Abbett Government Securities Portfolio
     -  Roszel/MLIM Fixed-Income Portfolio

-  MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


     -  Domestic Money Market V.I. Fund


The value of your Contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value provided the remaining contract value after withdrawal is at least $5,000. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. Any money you take out of the Contract to the extent of gain is subject to tax, and if taken before age
59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?

THIS ANNUITY DOES NOT IMPOSE ANY SALES CHARGES -- ON EITHER PURCHASES OR WITHDRAWALS. However, we impose a number of other charges, including an asset-based insurance charge. We provide more details on this charge, as well as a description of all other charges, later in the Prospectus.
                            ------------------------


This Prospectus contains information about the Contract and the Account that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Account. We have filed the Statement of Additional Information, dated May 1, 2003, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The Table of Contents for this Statement of Additional Information is found on page 41 of this Prospectus.


The Securities and Exchange Commission maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission. The address of the site is http://www.sec.gov.

CURRENT PROSPECTUSES FOR THE MLIG VARIABLE INSURANCE TRUST AND THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC. MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
DEFINITIONS.................................................     7
CAPSULE SUMMARY OF THE CONTRACT.............................     7
  Premiums..................................................     8
  The Account...............................................     8
  The Funds Available For Investment........................     8
  Fees, Charges and Credits.................................     9
     Asset-Based Insurance Charge...........................     9
     Contract Fee...........................................     9
     Premium Taxes..........................................     9
     Fund Expenses..........................................     9
     Contract Value Credit..................................     9
  Transfers Among Subaccounts...............................     9
  Withdrawals...............................................    10
  Death Benefit.............................................    10
  Annuity Payments..........................................    10
  Ten Day Review............................................    10
  Replacement of Contracts..................................    10
FEE TABLE...................................................    11
YIELDS AND TOTAL RETURNS....................................    12
ML LIFE INSURANCE COMPANY OF NEW YORK.......................    14
THE ACCOUNT.................................................    14
  Segregation of Account Assets.............................    14
  Number of Subaccounts; Subaccount Investments.............    14
INVESTMENTS OF THE ACCOUNT..................................    14
  General Information and Investment Risks..................    14
  MLIG Variable Insurance Trust.............................    15
     Roszel/Lord Abbett Large Cap Value Portfolio...........    15
     Roszel/Levin Large Cap Value Portfolio.................    15
     Roszel/MLIM Relative Value Portfolio...................    15
     Roszel/Sound Large Cap Core Portfolio..................    16
     Roszel/INVESCO-NAM Large Cap Core Portfolio............    16
     Roszel/Nicholas-Applegate Large Cap Growth Portfolio...    16
     Roszel/Rittenhouse Large Cap Growth Portfolio..........    16
     Roszel/Seneca Large Cap Growth Portfolio...............    16
     Roszel/Valenzuela Mid Cap Value Portfolio..............    17
     Roszel/Seneca Mid Cap Growth Portfolio.................    17
     Roszel/NWQ Small Cap Value Portfolio...................    17
     Roszel/Delaware Small-Mid Cap Growth Portfolio.........    17
     Roszel/Lazard International Portfolio..................    17
     Roszel/Credit Suisse International Portfolio...........    17
     Roszel/Lord Abbett Government Securities Portfolio.....    18
     Roszel/MLIM Fixed-Income Portfolio.....................    18
  MLIG Variable Insurance Trust Subadvisers.................    18
  Merrill Lynch Variable Series Funds, Inc..................    19
     Domestic Money Market V.I. Fund........................    19
  Purchases and Redemptions of Fund Shares; Reinvestment....    19
  Material Conflicts, Substitution of Investments and
     Changes to the Account.................................    19
CHARGES, DEDUCTIONS AND CREDITS.............................    20
  Asset-Based Insurance Charge..............................    20

                                                              PAGE
                                                              ----
  Contract Fee..............................................    20
  Other Charges.............................................    21
     Transfer Charges.......................................    21
     Tax Charges............................................    21
     Fund Expenses..........................................    21
     Premium Taxes..........................................    21
  Contract Value Credit.....................................    21
FEATURES AND BENEFITS OF THE CONTRACT.......................    22
  Ownership of The Contract.................................    22
  Issuing the Contract......................................    22
     Issue Age..............................................    22
     Information We Need To Issue The Contract..............    22
     Ten Day Right to Review................................    23
  Premiums..................................................    23
     Minimum and Maximum Premiums...........................    23
     How to Make Payments...................................    23
     Automatic Investment Feature...........................    23
     Premium Investments....................................    23
  Accumulation Units........................................    24
     How Are My Contract Transactions Priced?...............    24
     How Do We Determine The Number of Units?...............    24
  Death of Annuitant Prior to Annuity Date..................    25
  Transfers Among Subaccounts...............................    25
  Dollar Cost Averaging Program.............................    25
     What Is It?............................................    25
     Participating in the DCA Program.......................    26
     Minimum Amounts........................................    26
     When Do We Make DCA Transfers?.........................    26
  Rebalancing Program.......................................    26
  Withdrawals and Surrenders................................    27
     When and How Withdrawals are Made......................    27
     Minimum Amounts........................................    27
     Systematic Withdrawal Program..........................    27
     Surrenders.............................................    27
  Payments to Contract Owners...............................    28
  Contract Changes..........................................    28
  Death Benefit.............................................    28
     General................................................    28
     Calculation of Death Benefit...........................    29
     Maximum Anniversary Value..............................    29
  Spousal Continuation......................................    29
  Annuity Payments..........................................    30
  Annuity Options...........................................    30
     How We Determine Present Value of Future Guaranteed
      Annuity Payments......................................    31
     Payments of a Fixed Amount.............................    31
     Payments for a Fixed Period............................    31
     Life Annuity...........................................    31
     Life Annuity With Payments Guaranteed for 5, 10, 15, or
      20 Years..............................................    31
     Life Annuity With Guaranteed Return of Contract
      Value.................................................    31
     Joint and Survivor Life Annuity........................    32

                                                              PAGE
                                                              ----
     Joint and Survivor Life Annuity with Payments
      Guaranteed for 5, 10, 15, or 20 Years.................    32
     Individual Retirement Account Annuity..................    32
  Gender-Based Annuity Purchase Rates.......................    32
FEDERAL INCOME TAXES........................................    32
  Federal Income Taxes......................................    32
  Tax Status of the Contract................................    33
     Diversification Requirements...........................    33
     Owner Control..........................................    33
     Required Distributions.................................    33
  Taxation of Annuities.....................................    33
     In General.............................................    33
     Withdrawals and Surrenders.............................    34
     Annuity Payments.......................................    34
     Taxation of Death Benefit Proceeds.....................    34
  Penalty Tax on Some Withdrawals...........................    34
  Transfers, Assignments, Annuity Dates, or Exchanges of a
     Contract...............................................    35
  Withholding...............................................    35
  Multiple Contracts........................................    35
  Possible Changes In Taxation..............................    35
  Possible Charge For Our Taxes.............................    35
  Foreign Tax Credits.......................................    35
  Taxation of Qualified Contracts...........................    35
  Individual Retirement Annuities...........................    35
     Traditional IRAs.......................................    35
     Roth IRAs..............................................    36
     Other Tax Issues For IRAs and Roth IRAs................    36
  Tax Sheltered Annuities...................................    36
OTHER INFORMATION...........................................    37
  Notices and Elections.....................................    37
  Voting Rights.............................................    37
  Reports to Contract Owners................................    38
  Selling the Contract......................................    38
  State Regulation..........................................    39
  Legal Proceedings.........................................    39
  Experts...................................................    39
  Legal Matters.............................................    39
  Registration Statements...................................    39
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    41
APPENDIX A..................................................   A-1

                                  DEFINITIONS

accumulation unit: A unit of measure used to compute the value of your interest in a subaccount prior to the annuity date.

annuitant: Annuity payments may depend upon the continuation of a person's life. That person is called the annuitant.

annuity date: The date on which annuity payments begin.

attained age: The age of a person on the contract date plus the number of full contract years since the contract date.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The yearly anniversary of the contract date.

contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

contract value: The value of your interest in the Account.

contract year: The period from the contract date to the first contract anniversary, and thereafter, the period from one contract anniversary to the next contract anniversary.

Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.


qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b) or 408 of the IRC.


tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of business on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). (See "Issuing the Contract".)


Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.


The tax advantages typically provided by a variable annuity are already available with tax-qualified plans, including IRAs and Roth IRAs. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (such as the annuity income benefits), before you purchase the Contract in a tax-qualified plan.


We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. These other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.


It may not be to your advantage to own multiple contracts issued by us or an affiliate because only contract value under this Contract is eligible to receive Contract Value Credits if the contract value is $250,000 or greater (see "Contract Value Credit").

For information concerning compensation paid for the sale of Contracts, see "Selling the Contract."

PREMIUMS


Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $75,000. Subsequent premiums generally must each be $50 or more. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or on the life of any older co-owner) exceed $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature".


THE ACCOUNT


As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. For the first 14 days following the contract date, we put all premiums into the ML Domestic Money Market V.I. Subaccount. After the 14 days, we'll put the money into the subaccounts you've selected. Currently, you may allocate premiums or contract value among the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.


THE FUNDS AVAILABLE FOR INVESTMENT


- FUNDS OF MLIG VARIABLE INSURANCE TRUST


     - Roszel/Lord Abbett Large Cap Value Portfolio
     - Roszel/Levin Large Cap Value Portfolio
     - Roszel/MLIM Relative Value Portfolio
     - Roszel/Sound Large Cap Core Portfolio
     - Roszel/INVESCO-NAM Large Cap Core Portfolio
     - Roszel/Nicholas-Applegate Large Cap Growth Portfolio
     - Roszel/Rittenhouse Large Cap Growth Portfolio
     - Roszel/Seneca Large Cap Growth Portfolio
     - Roszel/Valenzuela Mid Cap Value Portfolio

     - Roszel/Seneca Mid Cap Growth Portfolio

     - Roszel/NWQ Small Cap Value Portfolio


     - Roszel/Delaware Small-Mid Cap Growth Portfolio


     - Roszel/Lazard International Portfolio

     - Roszel/Credit Suisse International Portfolio

     - Roszel/Lord Abbett Government Securities Portfolio

     - Roszel/MLIM Fixed-Income Portfolio


- FUNDS OF MERRILL LYNCH VARIABLE SERIES FUNDS, INC.



     - Domestic Money Market V.I. Fund


If you want detailed information about the investment objectives of the Funds, see "Investments of the Account" and the prospectuses for the Funds.

FEES, CHARGES AND CREDITS

  ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge of 1.85% annually to cover certain risks. It will never exceed 1.85% annually.

The asset-based insurance charge compensates us for:

     - costs associated with the establishment, administration, and distribution of the Contract;

     - mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract; and

     - expense risks we assume to cover Contract maintenance expenses.

We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. This charge ends on the annuity date.

  CONTRACT FEE

We impose a $50 contract fee at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract only if the greater of contract value, or premiums less withdrawals, is less than $75,000. Accordingly, if your withdrawals have not decreased your investment in the Contract below $75,000, we will not impose this annual fee. We may also waive this fee in certain circumstances where you own more than three Contracts. This fee ends after the annuity date.

  PREMIUM TAXES

On the annuity date, we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%.

  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

  CONTRACT VALUE CREDIT

If on the last business day of each month and upon termination of the Contract your contract value is $250,000 or greater, we determine the amount of your Contract Value Credit. We will add the sum of the Contract Value Credits determined for each month within that calendar quarter (or termination period) to your contract value on the last business day of each calendar quarter (and upon termination of the Contract). The amount of Contract Value Credits, how they are determined, and the circumstances under which they may be credited are described under "Contract Value Credit".

YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES, DEDUCTIONS AND CREDITS".

TRANSFERS AMONG SUBACCOUNTS

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts, but we may charge $25 per extra transfer. (See "Transfers".)

Two specialized transfer programs are available under the Contract. You cannot use more than one such program at a time.

     - We offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in Fund share prices over time. (See "Dollar Cost

       Averaging Program".) (There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss.)

     - You may choose to participate in a Rebalancing Program where we automatically reallocate your contract value quarterly, semi-annually, or annually in each calendar year in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program".)

WITHDRAWALS

You can withdraw money from the Contract at any time during the contract year. Additionally, under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. For more information, see "Withdrawals and Surrenders".

A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment performance, this Contract provides a guaranteed minimum death benefit if you die before the annuity date.

The death benefit equals the greatest of the contract value, premiums less adjusted withdrawals, or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract.

You can find more detailed information about the death benefit and how it is calculated, including age limitations that apply, under "Death Benefit".

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS

Annuity payments begin on the annuity date, and payments will continue according to the annuity option selected. You can select an annuity date but that date cannot be earlier than the first Contract Anniversary nor later than the first day of the month following the annuitant's 90th birthday. If you do not select an annuity date, the annuity date for non-qualified Contracts is the first day of the month following the annuitant's 90th birthday. The annuity date for IRA or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2. You may change the scheduled annuity date at any time before annuity payments begin.

Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").

TEN DAY REVIEW

When you receive the Contract, read it carefully to make sure it's what you want. Generally, within 10 days after you receive the Contract, you may return it for a refund. To get a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract.

REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.

You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.


                                   FEE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums..............................   None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)................................................   None
Transfer Fee(1).............................................   $25


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.



PERIODIC CHARGES OTHER THAN FUND EXPENSES
Annual Contract Fee(2)......................................   $50
Separate Account Annual Expenses (as a % of average Separate
  Account value)
  Current and Maximum Asset-Based Insurance Charge(3).......   1.85%


The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


RANGE OF EXPENSES FOR THE FUNDS(4)                            MINIMUM         MAXIMUM
----------------------------------                            -------         -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses).....................   0.57%      -   13.82%
NET ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses -- after any
  contractual waivers or reimbursements of fees and
  expenses)(5)..............................................   0.57%      -    1.25%


---------------

(1) There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.


(2) The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals, is less than $75,000.


(3) If your contract value is $250,000 or greater on specified dates, a Contract Value Credit will be added to your contract value that effectively reduces the rate of this charge. This potential reduction is not reflected in the fee table.


(4) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002 or estimated for the current year. Current or future expenses may be greater or less than those shown.



(5) The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive fund expenses above a specified threshold for a limited period of time ending no earlier than December 31, 2003. For more information about these arrangements, consult the prospectuses for the Funds.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account Annual Expenses and Annual Fund Operating Expenses.


The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender, annuitize, or remain invested in the Contract at the end of the applicable time period:

        Assuming the maximum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS
------   -------
 $320    $3,263


        Assuming the minimum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS
------   -------
 $251     $772


Because there is no contingent deferred sales charge, you would pay the same expenses whether you surrender your Contract at the end of the applicable time period or not, based on the same assumptions.


The Example does not reflect the $50 contract fee because, based on our estimates of average contract size and withdrawals, its effect on the examples shown would be negligible. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.



THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.


Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.


                            YIELDS AND TOTAL RETURNS


From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.


The yield of the ML Domestic Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a subaccount (besides the ML Domestic Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts.

Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Ranking services we may use as sources of performance comparison are Lipper, VARDS, CDA/Weisenberger, Morningstar, MICROPAL, and Investment Company Data, Inc.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to the Dow Jones Indices, the Merrill Lynch U.S. Government Master Bond Index, the Merrill Lynch U.S. Domestic Master Bond Index, the Morgan Stanley EAFE(R) Index, the Russell 1000(R) Index, the Russell 1000(R) Growth Index, the Russell 1000(R) Value Index, the Russell 2000(R) Growth Index, the Russell 2000(R) Value Index, the Russell Midcap(R) Index, the Russell Midcap(R) Growth Index, the Russell Midcap(R) Value Index, and the Standard & Poor's Index of 500 Common Stocks, all widely used measures of stock market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio. Other sources of performance comparison that we may use are Chase Investment Performance Digest, Money, Forbes, Fortune, Business Week, Financial Services Weekly, Kiplinger Personal Finance, Wall Street Journal, USA Today, Barrons, U.S. News & World Report, Strategic Insight, Donaghues, Investors Business Daily, and Ibbotson Associates.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                     ML LIFE INSURANCE COMPANY OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York on November 28, 1973. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNT

The ML of New York Variable Annuity Separate Account C (the "Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Account on May 16, 2002. It is governed by New York law, our state of domicile. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account meets the definition of a separate account under the federal securities laws. The Account's assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Account. The Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If the Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under New York insurance law the assets in the Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Account be charged with any liabilities of other separate accounts.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 17 subaccounts currently available through the Account. All subaccounts invest in a corresponding portfolio of the MLIG Variable Insurance Trust or the Merrill Lynch Variable Series Funds, Inc. Additional subaccounts may be added or closed in the future.



Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the Contract may have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of any similarly named Fund available through the Contract.


                           INVESTMENTS OF THE ACCOUNT

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these Funds may be offered in the future to certain pension or retirement plans.

The investment adviser or subadviser of a Fund (or their affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers or subadvisers (or their affiliates) may pay more than others.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.


MLIG VARIABLE INSURANCE TRUST



The MLIG Trust, a Delaware business trust, is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers sixteen of its separate investment portfolios ("Portfolios") to the Account.



Roszel Advisors, LLC ("Roszel Advisors") is the investment manager of the MLIG Trust and each of the Portfolios. As investment manager, Roszel Advisors is responsible for overall management of the Trust and retains subadvisers ("advisers") to manage the assets of each Portfolio according to its investment objective and strategies. It is registered as an investment adviser under the Investment Advisers Act of 1940. Roszel Advisors is an indirect subsidiary of Merrill Lynch & Co., Inc. Roszel Advisors' principal business address is 1300 Merrill Lynch Drive, 2nd Floor, Pennington, New Jersey 08534. As the investment manager, it is paid fees by the Funds for its services. Roszel Advisors pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for each Fund is set forth below.


ROSZEL/LORD ABBETT LARGE CAP VALUE PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities that the adviser believes are undervalued by the market. The adviser's approach is to invest in stocks and sectors that it believes the market systematically misprices. The adviser emphasizes quantitative analysis of companies and seeks to identify one or more catalysts that are likely to increase a company's earnings over the next several years. On the quantitative side, normalized earnings are a key factor in assessing a security's potential future value. The adviser uses macroeconomic and benchmark factors to manage risk and maximize risk-adjusted return for the Portfolio.

ROSZEL/LEVIN LARGE CAP VALUE PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities that the adviser believes are undervalued by the market. The adviser emphasizes fundamental analysis of companies and often acquires securities of two companies that are similar in many respects except that the adviser expects them to respond in different ways to particular industry or business changes or events. The adviser seeks to minimize performance volatility vis-a-vis the Russell 1000 Index, the Portfolio's performance benchmark. In this regard, avoiding "downside" risk is often as important to the adviser as pursuing "upside" potential.

ROSZEL/MLIM RELATIVE VALUE PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities that the adviser believes are undervalued by the market. The adviser uses a proprietary multi-factor screen to identify undervalued securities. Securities must meet or exceed a minimum qualifying score in order to be considered for further analysis. The adviser generally stays within sector limits to avoid overweighting or underweighting any sector by more than 50% in comparison with the S&P 500 Index.

ROSZEL/SOUND LARGE CAP CORE PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities that the adviser believes have a potential to earn a high return on capital and/or are undervalued by the market. The adviser uses a disciplined sector weighting approach by which it divides the securities in the S&P 500 Index, the Portfolio's performance benchmark, into ten sectors and adjusts the weightings of investments in these sectors such that they do not deviate more than 5% from the benchmark's weightings. The adviser then seeks certain securities within a sector that it believes offer better than average growth and earnings prospects. Within this 5% tolerance, the adviser may overweight or underweight investments in various sectors when it believes the sectors may outperform or underperform the benchmark.

ROSZEL/INVESCO-NAM LARGE CAP CORE PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities that the adviser believes have a potential to earn a high return on capital and/or are undervalued by the market. The adviser's approach is to blend some characteristics of value investing style with those of a growth investing style in seeking stocks with market capitalizations greater than $2 billion. Under normal market conditions, "value" stocks and "growth" stocks each make up between 35% and 65% of the Portfolio's total assets. Using a quantitative approach, the adviser constructs the Portfolio using stocks having one or more of the following three characteristics: low share price-to-earnings ratios, high yields, or sustained high rates of earnings growth. Investments in each category comprise between 20% and 50% of the Portfolio.

ROSZEL/NICHOLAS-APPLEGATE LARGE CAP GROWTH PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. Generally such securities are those of well-established issuers with strong business franchises and favorable long-term growth prospects. The adviser's approach is to find companies that are experiencing positive change that is timely and sustainable. Following a comprehensive risk evaluation, the adviser constructs an investment portfolio from among the securities of such companies.

ROSZEL/RITTENHOUSE LARGE CAP GROWTH PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities of companies that the adviser believes have a potential for competitive earnings growth rates. Generally such securities are those of well-established companies with strong business franchises and favorable long-term growth prospects. The adviser's approach is to select companies with a minimum of $5 billion market capitalization. The adviser focuses on the quality of a company's earnings and seeks those with historically consistent earnings and sustainable long-term growth rates. The adviser's goal is to provide above-average risk-adjusted returns as compared with its benchmarks and avoiding "downside" risk is often as important to it as is pursuing "upside" potential.

ROSZEL/SENECA LARGE CAP GROWTH PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in large capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. Generally such securities are those of well-established issuers with strong business franchises and favorable long-term growth prospects. The adviser's approach is to acquire a balanced mix of companies with stable demonstrated long-term growth and companies with expected acceleration in earnings growth. To identify companies that may experience an acceleration of earnings growth, the adviser often looks for those providing unanticipated increases in quarterly earnings and/or upward revisions in future earnings estimates. The adviser also uses various quantitative techniques to control risk. To limit portfolio volatility, no more than 5% of the Portfolio's total assets is invested in the securities of any single issuer. The Portfolio may include mid capitalization securities and small capitalization securities from time to time and may invest in a wide variety of income-bearing securities.

ROSZEL/VALENZUELA MID CAP VALUE PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in mid capitalization equity securities that the adviser believes are undervalued by the market. The adviser focuses on stock selection and valuation using both quantitative and qualitative analysis. The adviser's quantitative analysis uses financial data, mainly 3- to 5-year historical quarterly ratio analysis. Normally, the adviser follows about 180 issuers of mid capitalization securities using approximately 25 different financial ratios. The adviser's qualitative analysis of companies includes interviewing a company's management as well as its customers, competitors, and suppliers, about issues raised by the adviser's quantitative analysis. From this, the adviser compiles a purchase list with buy and sell target prices of about 100 stocks.

ROSZEL/SENECA MID CAP GROWTH PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in mid capitalization equity securities of companies that the adviser believes have a potential for high and sustainable earnings growth rates. The adviser's approach is to acquire a balanced mix of companies with stable long-term growth and companies with expected acceleration in earnings growth. To identify companies that may experience an acceleration of earnings growth, the adviser often looks for those providing unanticipated increases in quarterly earnings and/or upward revisions in future earnings estimates. The adviser also uses various quantitative measures to control risks. In addition to equity securities, the Portfolio also may invest in a variety of income-bearing securities.


ROSZEL/NWQ SMALL CAP VALUE PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in small capitalization equity securities that the adviser believes are undervalued by the market. The adviser uses a value investing style that emphasizes qualitative factors over quantitative ones. Although the adviser uses traditional quantitative methods such as cash flow analysis to identify undervalued securities, it focuses on seeking stocks under temporary selling pressure or those of special situation companies such as turnaround candidates or companies expected to outperform their peers due to changes in the economic cycle. The adviser also looks for companies with potential catalysts to unlock or improve profitability. Typical catalysts are: new management, renewed management focus, improving fundamentals, industry consolidation and company restructuring. The adviser generally tries to maintain the Portfolio's dollar weighted median capitalization at or near that of its benchmark, the Russell 2000 Value Index.



ROSZEL/DELAWARE SMALL-MID CAP GROWTH PORTFOLIO (FORMERLY THE ROSZEL/NEUBERGER BERMAN SMALL CAP GROWTH PORTFOLIO). The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in small capitalization and mid capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The adviser uses a growth investing style, seeking small and mid size companies that offer substantial opportunities for long-term price appreciation because they are poised to benefit from changing and dominant social and political trends. The adviser evaluates a company's management, product development and sales and earnings. The adviser uses a "bottom-up" approach for this evaluation and seeks market leaders, strong product cycles, innovative concepts and industry trends.


ROSZEL/LAZARD INTERNATIONAL PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in equity securities of foreign issuers that the adviser believes are undervalued by the market. The adviser uses a relative value investing style to seek financially productive securities that are undervalued relative to their respective industries and peers based on their earnings, cash flow or asset values. The adviser invests in securities of relatively large established foreign issuers located in economically developed countries.

ROSZEL/CREDIT SUISSE INTERNATIONAL PORTFOLIO. The Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in equity securities of foreign issuers that the adviser believes have a potential for strong earnings growth rates. The adviser uses a style that combines favorable growth prospects with attractive valuations, or a "growth at a reasonable price" strategy. The adviser invests in securities of a wide variety of well established foreign issuers, including depository receipts.

ROSZEL/LORD ABBETT GOVERNMENT SECURITIES PORTFOLIO. The Portfolio seeks as high a level of income as is consistent with investment in Government securities. The Portfolio invests primarily in Government securities and generally maintains an average portfolio duration of three to eight years. The Portfolio seeks to maintain a relatively stable level of income and to limit share price volatility. The adviser seeks to manage the duration of portfolio investments to achieve an optimal balance of yield and corresponding interest rate risk. Similarly, the adviser often seeks higher yields from investments in mortgage-related Government securities when it can do so without taking on excessive prepayment/extension risk. In this regard, mortgage-related Government securities may make up a substantial portion of the Portfolio's assets.


ROSZEL/MLIM FIXED-INCOME PORTFOLIO. The Portfolio seeks as high a level of total return as is consistent with investment in high-grade income-bearing securities. The Portfolio invests primarily in high-grade income-bearing securities and seeks to maintain total return through duration management and sector rotation consistent with the adviser's outlook of future interest rate changes. The Portfolio generally maintains an average portfolio duration of three to six years. It generally maintains an average credit quality of A or better. The Portfolio invests in a wide variety of income-bearing securities including mortgage-backed securities.



MLIG VARIABLE INSURANCE TRUST SUBADVISERS



The following chart lists the subadviser for each Portfolio in the MLIG Trust:



---------------------------------------------------------------------------------------------
                   PORTFOLIO                   SUBADVISER
---------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Large Cap Value Portfolio  Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------
 Roszel/Levin Large Cap Value Portfolio        John A. Levin & Co., Inc.
---------------------------------------------------------------------------------------------
 Roszel/MLIM Relative Value Portfolio          Merrill Lynch Investment Managers, L.P.
---------------------------------------------------------------------------------------------
 Roszel/Sound Large Cap Core Portfolio         Sound Capital Partners
---------------------------------------------------------------------------------------------
 Roszel/INVESCO-NAM Large Cap Core             INVESCO-National Asset Management Group
 Portfolio
---------------------------------------------------------------------------------------------
 Roszel/Nicholas-Applegate Large Cap Growth    Nicholas-Applegate Capital Management, LLC
 Portfolio
---------------------------------------------------------------------------------------------
 Roszel/Rittenhouse Large Cap Growth Portfolio Rittenhouse Asset Management, Inc.
---------------------------------------------------------------------------------------------
 Roszel/Seneca Large Cap Growth Portfolio      Seneca Capital Management LLC
---------------------------------------------------------------------------------------------
 Roszel/Valenzuela Mid Cap Value Portfolio     Valenzuela Capital Partners LLC
---------------------------------------------------------------------------------------------
 Roszel/Seneca Mid Cap Growth Portfolio        Seneca Capital Management LLC
---------------------------------------------------------------------------------------------
 Roszel/NWQ Small Cap Value Portfolio          NWQ Investment Management Company, LLC
---------------------------------------------------------------------------------------------
 Roszel/Delaware Small-Mid Cap Growth          Delaware Management Company*
 Portfolio
---------------------------------------------------------------------------------------------
 Roszel/Lazard International Portfolio         Lazard Asset Management LLC
---------------------------------------------------------------------------------------------
 Roszel/Credit Suisse International Portfolio  Credit Suisse Asset Management, LLC
---------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Government Securities      Lord, Abbett & Co. LLC
 Portfolio
---------------------------------------------------------------------------------------------
 Roszel/MLIM Fixed-Income Portfolio            Merrill Lynch Investment Managers, L.P.
---------------------------------------------------------------------------------------------



* Effective March 3, 2003, Delaware Management Company replaced Neuberger Berman Management, Inc., as investment subadviser.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.



The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of the ML Domestic Money Market V.I. Fund to the Account.



Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Domestic Money Market V.I. Fund. MLIM is also the subadviser to the Roszel/MLIM Relative Value and Roszel/MLIM Fixed-Income Portfolios of MLIG Variable Insurance Trust. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Asset Management U.K. Ltd., and Merrill Lynch Investment Managers International Ltd. (all of which operate under the name "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $439.6 billion in investment company and other portfolio assets under management as of February, 2003. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Domestic Money Market V.I. Fund is set forth below.



MLIM and Merrill Lynch Life Agency Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by the Domestic Money Market V.I. Fund in a given year to 1.25% of its average net assets.



DOMESTIC MONEY MARKET V.I. FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. Although the Domestic Money Market V.I. Fund seeks to preserve capital, it is possible to lose money by investing in this Fund. During extended periods of low interest rates, the yields of the Domestic Money Market V.I. Subaccount also may be extremely low and possibly negative.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Account are automatically reinvested at net asset value in additional shares of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO THE ACCOUNT

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.


We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to the Account, eliminate subaccounts in the Account, deregister the Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.


                        CHARGES, DEDUCTIONS AND CREDITS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. We add the credit described below to your contract value in certain circumstances where we realize cost reductions and administrative efficiencies. This credit, if any, will effectively reduce the amount of the annual asset-based insurance charge we collect.

ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge on the Account that equals 1.85% annually. It will never exceed 1.85%.

We deduct this charge daily from the net asset value of the subaccounts prior to the Annuity Date. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. Finally, this charge compensates us for costs associated with the establishment, administration and distribution of the Contract, including programs like transfers and Dollar Cost Averaging.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, administration and distribution, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit.

CONTRACT FEE

We may charge a $50 contract fee each year. We will only impose this fee at the end of each contract year and upon termination if the greater of contract value, or premiums less withdrawals, is less than $75,000. Accordingly, if you have not made any withdrawals from your Contract (or your withdrawals have not decreased your investment in the Contract below $75,000), we will not impose this fee.

The contract fee reimburses us for additional expenses related to maintenance of certain Contracts with lower contract values. We do not deduct the contract fee after the annuity date. The contract fee will never increase.

If the contract fee applies, we will deduct it as follows:

     - We deduct this fee from your contract value at the end of each contract year before the annuity date.

     - We deduct this fee from your contract value if you surrender the contract on any date other than at the end of each contract year.

     - We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.


Currently, a contract owner of more than three of these Contracts will be assessed no more than $150 in contract fees annually. We reserve the right to change this limit on contract fees at any time.

OTHER CHARGES

     TRANSFER CHARGES

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we may, but currently do not, charge you $25 for each extra transfer. We deduct this charge pro rata from the subaccounts from which you are transferring contract value. Currently, transfers made by us under the Dollar Cost Averaging Program and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Rebalancing Program", and "Transfers".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Account any taxes imposed on the Account's investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

     PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state. New York does not currently impose a premium tax on annuity contracts.

CONTRACT VALUE CREDIT

We may add a Contract Value Credit to your contract value if your contract value reaches certain levels as shown below. The contract values of multiple contracts (including other contracts issued by us or an affiliate) cannot be added together to reach these levels. The amount, if any, is added on the last business day of each calendar quarter as the sum of Contract Value Credits determined for each month within that calendar quarter. Contract Value Credits, if any, will also be credited on a pro rata basis upon termination of the Contract due to full withdrawal, annuitization, or receipt of due proof of death. Contract Value Credits are determined as follows:

     (a) Determine the Contract Value on the last business day of the month or date of Contract termination ("Calculation Date")

     (b)  Allocate the Contract Value among the tiers shown below

     (c) Multiply the amount in each tier by the corresponding annual credit percentage

     (d)  Sum the results of each tier

     (e) Multiply the number of days that the Contract was in force since the last Calculation Date (excluding the Contract Date)

     (f)  Divide by 365

                    CONTRACT VALUE TIER                       ANNUAL CREDIT PERCENTAGE
                    -------------------                       ------------------------
Less than $250,000..........................................           0.00%
Next $250,000...............................................           0.20%
Next $250,000...............................................           0.30%
Next $250,000...............................................           0.40%
Next $1,000,000.............................................           0.50%
Next $3,000,000.............................................           0.65%
Excess over $5,000,000......................................           0.75%

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT


The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If your Contract is held in a qualified plan, you should consult with a qualified tax advisor regarding these designations.


If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the death benefit.

When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. Qualified contracts may not have co-owners.

You may assign the Contract to someone else by giving notice to our Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See "Federal Income Taxes".)

ISSUING THE CONTRACT

     ISSUE AGE


You can buy a nonqualified Contract if you (and any co-owner) are less than 80 years old. Annuitants on nonqualified Contracts must be less than 80 years old when we issue the Contract. For qualified Contracts owned by natural persons, the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met.


     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, you must complete and return a written application. Once we review and approve the application, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, however, we will return the premium and no Contract will be issued.

     TEN DAY RIGHT TO REVIEW

When you get the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To get a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned.

PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS


The initial premium payment must be $75,000 or more. Subsequent premium payments generally must each be $50 or more. You can make subsequent premium payments at any time before the annuity date. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of any older co-owner) exceed $1,000,000. We also reserve the right to reject premium payments for any other reason.



The Contract is available as a nonqualified contract or may be issued as a tax sheltered annuity or an IRA or purchased through an established IRA or Roth IRA custodial account with MLPF&S. Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $50 minimum for premiums paid under IRA Contracts held in custodial accounts with MLPF&S where you're transferring the complete cash balance of such account into a Contract.


     HOW TO MAKE PAYMENTS

Initial premium payments must be debited from your MLPF&S brokerage account. You can pay subsequent premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

     AUTOMATIC INVESTMENT FEATURE

You may make systematic premium payments on a monthly, quarterly, semi-annual or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. If you select the Rebalancing Program, premiums will be allocated based on the subaccounts and percentages you have selected for the program. You may change the specified premium amount, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this program at any time.

     PREMIUM INVESTMENTS


For the first 14 days following the contract date, we'll hold all premiums in the ML Domestic Money Market V.I. Subaccount. After the 14 days, we'll reallocate the contract value to the subaccounts you selected.



Currently, you may allocate your premium among all of the available subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the Levin Large

Cap Value Subaccount, 58% allocated to the Lazard International Subaccount, and 30% to the Lord Abbett Government Securities Subaccount. However, you may not allocate 33 1/3% to the Levin Large Cap Value Subaccount and 66 2/3% to the Lord Abbett Government Securities Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.


ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?


We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments, transfers into a subaccount, or Contract Value Credits, units are purchased. For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any transfer charge, and any premium taxes due, units are redeemed.


                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, Contract Value Credit, or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment, Contract Value Credit, or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Account or any charge that may be assessed against the Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)


DEATH OF ANNUITANT PRIOR TO ANNUITY DATE


If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner, provided the owner is a natural person, may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS AMONG SUBACCOUNTS

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Currently, transfers made by us under the Dollar Cost Averaging Program and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program" and "Rebalancing Program".) We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less.


You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. We will consider telephone transfer requests received after 4:00 p.m. (ET) to be received the following business day.


An excessive number of transfers, including short-term "market timing" transfers, may adversely affect the performance of the underlying Fund in which a subaccount invests. If, in our sole opinion, a pattern of excessive transfers develops, we reserve the right not to process a transfer request. We also reserve the right not to process a transfer request when the sale or purchase of shares of a Fund is not reasonably practicable due to actions taken or limitations imposed by the Fund. We will notify any affected contract owner in a timely manner of any actions we take to restrict their ability to make transfers.

DOLLAR COST AVERAGING PROGRAM

     WHAT IS IT?

The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.


If you choose to participate in the DCA Program, each month we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select.

If you choose the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

     PARTICIPATING IN THE DCA PROGRAM


You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.


     MINIMUM AMOUNTS

To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount. We determine the amount required by multiplying the specified length of your DCA Program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue the program.

     WHEN DO WE MAKE DCA TRANSFERS?


You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 14 days after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract.


REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly, semi-annually, or annually according to the frequency, subaccounts and percentages you select based on your investment goals and risk tolerance.

After you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. Depending on the frequency you select (on the last business day of each calendar quarter for quarterly rebalancing, on the last business day of June and December for semi-annual rebalancing, or on the last business day of December for annual rebalancing), we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected. You may change the frequency of your Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance, and

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums.


The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with the subaccount allocations that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.


We reserve the right to make changes to this program at any time. If you choose the DCA Program, you cannot use the Rebalancing Program.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE

Before the annuity date, you may make lump-sum withdrawals from the Contract at any time during the contract year. In addition, you may make systematic withdrawals, discussed below. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Certain withdrawals from Roth IRAs are tax-free, and withdrawals from tax sheltered annuities are not generally permitted before age 59 1/2, death, disability, separation from service or hardship. (See "Federal Income Taxes".)


Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center or by telephone, once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. We will consider telephone withdrawal requests received after 4:00 p.m. (ET) to be received the following business day.


     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $5,000 must remain in the Contract after you make a withdrawal. If you request a withdrawal that would reduce your contract value below $5,000, we reserve the right to seek additional instructions from you to either reduce the amount requested or request a full withdrawal. In such cases, if we do not receive additional instructions from you within seven days from the date we received your original request, we will process a withdrawal for the amount you originally requested and you will have 30 days from the date we process the withdrawal to bring your contract value up to at least $5,000. If your contract value has not reached $5,000 within 30 days, we will treat that as a request for a full withdrawal of your Contract, subject to any applicable surrender charges. We reserve the right to change these minimums.

     SYSTEMATIC WITHDRAWAL PROGRAM

You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually or annually. Each withdrawal must be for at least $100 and the remaining contract value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time.

     SURRENDERS


At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable contract fee, plus any applicable Contract Value Credits. (See "Charges, Deductions and Credits.") Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% federal penalty tax. Certain surrenders of Roth IRAs are tax-free, and surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income Taxes".)


PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

     (a) the New York Stock Exchange is closed;

     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Account or to determine the value of the Account's assets;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. We are not responsible for the validity of such a request.

If you change the owner or annuitant on a nonqualified Contract, the new owner or annuitant must be less than 80 years old. For qualified Contracts, if you change the owner or annuitant, the new owner or annuitant must be less than 70 1/2 years old.

DEATH BENEFIT

     GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit to the beneficiary if you die before the annuity date. (If an owner is a non-natural person, then the death of the annuitant will be treated as the death of the owner.)


We will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, federal tax law generally requires us to distribute the entire contract value within five years of your date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)


We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum.

If the age of an owner or annuitant, if the owner is a non-natural person, is misstated, any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.

Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds".)

     CALCULATION OF DEATH BENEFIT

The death benefit is equal to the greatest of:

     (i)  the contract value; or

     (ii) the premiums paid into the Contract less "adjusted" withdrawals from the Contract; or

     (iii) the Maximum Anniversary Value.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by the greater of [(a) or (b)] / (c) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals; b = the Maximum Anniversary Value; and

c = the contract value.

Values for (a), (b), and (c) are calculated immediately prior to the withdrawal.

     MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is equal to the greatest anniversary value for the Contract. An anniversary value is equal to the contract value on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since that anniversary. "Adjusted" withdrawals are calculated according to the formula that appears immediately above this section.


To determine the Maximum Anniversary Value, we will calculate an anniversary value for each contract anniversary through the earlier of your attained age 80 or the anniversary on or prior to your date of death. If the contract has co-owners, we will calculate the anniversary value through the earlier of the older owner's attained age 80 or the anniversary on or prior to any owner's date of death if a death benefit is payable. If an owner is a non-natural person, then the annuitant's age, rather than the owner's age, will be used to determine the Maximum Anniversary Value.


We will calculate the Maximum Anniversary Value based on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by "adjusted" withdrawals since that anniversary.

FOR AN EXAMPLE OF THE CALCULATION OF THE DEATH BENEFIT, SEE APPENDIX A.

SPOUSAL CONTINUATION


If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract if you die before the annuity date (except under tax sheltered annuities). Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we determine the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. Your interest in each subaccount then available for investment will be increased by any excess of the death benefit over your contract value multiplied by the ratio of your contract value in each subaccount available for investment to your total contract value in the subaccounts available for investment.

ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for non-qualified Contracts is the first day of the month following the annuitant's 90th birthday. However, you may specify an earlier annuity date but that date cannot be before the first Contract Anniversary. You may change the annuity date at any time before the annuity date. Generally, the annuity date for IRA or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet federal minimum distribution requirements.

Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option when the annuitant reaches age 90 (age 70 1/2 for an IRA Contract or tax sheltered annuity). You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to IRA contract owners to comply with the Internal Revenue Code or regulations under it.


We calculate your annuity payments as of the annuity date, not the date when the annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value (increased by any Contract Value Credit paid upon termination) on the annuity date to our then current annuity purchase rates. The amount of your annuity payments will not be less than those that would be provided by application of the contract value to purchase a single premium immediate annuity contract offered by us for the same annuity plan. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex at the time payments begin, and will assume interest of not less than 3% per year. The rates will never be less than those shown in the Contract.



If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with 6% annual interest charges. Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment made with 6% annual interest credited.


If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $2,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS


We currently provide the following fixed annuity payment options. After the annuity date, your Contract value does not participate in the performance of the Account. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. If you or the annuitant dies while guaranteed payments remain unpaid, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited of at least 3%. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant dies before the guaranteed period ends, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies while guaranteed amounts remain unpaid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed amount in a lump sum.

---------------

* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; or (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option, but will not be less than 3%. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If your annuity is independent of any formal

---------------
* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The Account, through the subaccounts, intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

     OWNER CONTROL


In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer contract accumulation values, have not been explicitly addressed in IRS published rulings. While we believe that the Contracts do not give owners investment control over Account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Account assets supporting the Contract.


     REQUIRED DISTRIBUTIONS

To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.


The nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.



Other rules regarding required distributions apply to qualified Contracts.


TAXATION OF ANNUITIES

     IN GENERAL

IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the accumulation over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:

     WITHDRAWALS AND SURRENDERS


When you take a withdrawal from a nonqualified Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible premium payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified Contract can be zero.


If you withdraw your entire contract value, you will be taxed only on the part that exceeds your "investment in the contract."

     ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be paid from a Contract because an owner or annuitant (if an owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

     (1) on or after you reach age 59 1/2;

     (2) after you die (or after the annuitant dies, if an owner isn't an individual);

     (3) after you become disabled; or

     (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.

TRANSFERS, ASSIGNMENTS, ANNUITY DATES, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating a payee or beneficiary who is not also the owner, selecting certain annuity dates, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.


We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend this discussion as tax advice.


POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any federal, state, or local taxes on them or the Contracts (other than any applicable premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.


TAXATION OF QUALIFIED CONTRACTS



The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.


INDIVIDUAL RETIREMENT ANNUITIES

     TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is available for purchase either as an IRA or through an established IRA custodial account with MLPF&S. Subject to special rules, an individual may make annual contributions of up to the lesser of the limit in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. Subject to special rules, an individual may make annual contributions to a Roth IRA of up to the lesser of the limit in the IRC or 100% of compensation includible in the individual's gross income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Subject to special rules, total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.


The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether certain death benefit provisions in the Contract comport with IRA and Roth IRA qualification requirements.


TAX SHELTERED ANNUITIES


Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security tax). Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, are accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC
Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. "Eligible rollover distributions" from tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain nontaxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The death benefit provision in the Contract could be characterized as providing an incidental death benefit, the amount of which is limited in any tax sheltered annuity. The death benefit provision could exceed this limitation. Individuals using the Contract in connection with such plans should consult their tax advisors.


                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.


Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.


Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

VOTING RIGHTS

We own all Fund shares held in the Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

  (1) the election of a Fund's Board of Directors;

  (2) ratification of a Fund's independent accountant;

  (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

  (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

  (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

MLPF&S is the principal underwriter of the Contract. Its principal business address is 4 World Financial Center, New York, New York 10080. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. MLPF&S is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.


Registered representatives (Financial Advisors) of MLPF&S sell the Contract. These Financial Advisors are registered with the NASD, licensed as insurance agents in the states in which they do business, and appointed through Merrill Lynch Life Agency Inc. as our insurance agents. Through a distribution agreement we have with MLPF&S and companion sales agreements we have with the Merrill Lynch Life Agency Inc., Merrill Lynch Life Agency Inc. and/or MLPF&S compensate the Financial Advisors. The maximum annual commission paid to a Financial Advisor is 0.64% of contract value. Reduced compensation may be paid on Contracts purchased by our employees or their spouses or dependents.



The maximum commission we will pay to Merrill Lynch Life Agency Inc. to be used to pay commissions to Financial Advisors is 3.50% of premium in the first contract year and 1.10% of the contract value for each contract year.


MLPF&S may arrange for sales of the Contract by other broker-dealers. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Advisors; however, commissions paid to registered representatives of these broker-dealers will not exceed those described above. Selling firms may retain a portion of commissions. We pay commissions through the registered broker-dealer, and may pay additional compensation to the broker-dealer and/or reimburse it for a portion of expenses relating to sales of the Contract. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.

Registered representatives of MLPF&S are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that MLPF&S offers, such as conferences, trips and awards. Other payments may be made for services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production or promotional literature, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the contract owners or the Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

STATE REGULATION

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

EXPERTS


The financial statements of the Account as of December 31, 2002, and for the period ended December 31, 2002, and our financial statements as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, included in the Statement of Additional Information and incorporated by reference in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are included in the Statement of Additional Information and incorporated by reference herein, and have been so included and incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1414.


LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                            ACCUMULATION UNIT VALUES
                       (CONDENSED FINANCIAL INFORMATION)+

                                                                                 ROSZEL/SOUND                     ROSZEL/NICHOLAS-
                         ROSZEL/LORD ABBETT    ROSZEL/LEVIN      ROSZEL/MLIM      LARGE CAP     ROSZEL/INVESCO-   APPLEGATE LARGE
                          LARGE CAP VALUE     LARGE CAP VALUE   RELATIVE VALUE       CORE        NAM LARGE CAP       CAP GROWTH
                             PORTFOLIO           PORTFOLIO        PORTFOLIO       PORTFOLIO     CORE PORTFOLIO       PORTFOLIO
                         ------------------   ---------------   --------------   ------------   ---------------   ----------------
                             9/10/02 TO         9/10/02 TO        9/10/02 TO      9/10/02 TO      9/10/02 TO         9/10/02 TO
                              12/31/02           12/31/02          12/31/02        12/31/02        12/31/02           12/31/02
                         ------------------   ---------------   --------------   ------------   ---------------   ----------------
(1) Accumulation unit
   value at beginning
   of period...........       $   9.93           $   8.87         $    9.49        $   9.56        $   9.49            $ 9.58
(2) Accumulation unit
   value at end of
   period..............       $   9.87           $   8.43         $    9.35        $   8.96        $   8.80            $ 8.83
(3) Number of
   accumulation units
   outstanding at end
   of period...........        3,598.9            3,183.8          16,710.0         1,940.2         2,955.8               0.0

                                              ROSZEL/SENECA
                         ROSZEL/RITTENHOUSE     LARGE CAP
                          LARGE CAP GROWTH       GROWTH
                             PORTFOLIO          PORTFOLIO
                         ------------------   -------------
                             9/10/02 TO        9/10/02 TO
                              12/31/02          12/31/02
                         ------------------   -------------
(1) Accumulation unit
   value at beginning
   of period...........       $   9.70           $ 9.33
(2) Accumulation unit
   value at end of
   period..............       $   9.03           $ 8.89
(3) Number of
   accumulation units
   outstanding at end
   of period...........        2,070.4              0.0


                         ROSZEL/SENECA
                            MID CAP      ROSZEL/VALENZUELA     ROSZEL/NWQ        ROSZEL/DELAWARE      ROSZEL/LAZARD
                            GROWTH         MID CAP VALUE     SMALL CAP VALUE      SMALL-MID CAP       INTERNATIONAL
                           PORTFOLIO         PORTFOLIO          PORTFOLIO      GROWTH PORTFOLIO(1)      PORTFOLIO
                         -------------   -----------------   ---------------   --------------------   -------------
                          9/10/02 TO        9/10/02 TO         9/10/02 TO           9/10/02 TO         9/10/02 TO
                           12/31/02          12/31/02           12/31/02             12/31/02           12/31/02
                         -------------   -----------------   ---------------   --------------------   -------------
(1) Accumulation unit
   value at beginning
   of period...........    $   9.31          $   8.89            $ 8.28              $   8.63            $ 8.98
(2) Accumulation unit
   value at end of
   period..............    $   8.54          $   7.89            $ 7.67              $   7.55            $ 8.85
(3) Number of
   accumulation units
   outstanding at end
   of period...........     3,009.7           1,263.8               0.0               1,155.1               0.0


                         ROSZEL/CREDIT SUISSE    ROSZEL/LORD ABBETT     ROSZEL/MLIM       ML DOMESTIC
                            INTERNATIONAL       GOVERNMENT SECURITIES   FIXED-INCOME   MONEY MARKET V.I.
                              PORTFOLIO               PORTFOLIO          PORTFOLIO           FUND
                         --------------------   ---------------------   ------------   -----------------
                              9/10/02 TO             9/10/02 TO          9/10/02 TO       9/10/02 TO
                               12/31/02               12/31/02            12/31/02         12/31/02
                         --------------------   ---------------------   ------------   -----------------
(1) Accumulation unit
   value at beginning
   of period...........         $ 9.21                $  10.36            $  10.07         $    9.99
(2) Accumulation unit
   value at end of
   period..............         $ 8.83                $  10.47            $  10.18         $    9.97
(3) Number of
   accumulation units
   outstanding at end
   of period...........            0.0                 6,542.5             9,544.4          46,293.8


---------------
+ ML of New York commenced sales of Consults Annuity on September 10, 2002.

(1) Roszel/Delaware Small-Mid Cap Growth Portfolio was formerly named Roszel/Neuberger Berman Small Cap Growth Portfolio.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:


OTHER INFORMATION
  Principal Underwriter
  Financial Statements
  Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT C

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
YORK

                                   APPENDIX A


EXAMPLE: The purpose of this example is to illustrate the operation of the Maximum Anniversary Value guaranteed minimum death benefit. You pay an initial premium of $100,000 on October 1, 2003 and a subsequent premium of $10,000 on April 1, 2005. You also make a withdrawal of $50,000 on May 1, 2005. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV"), are illustrated below. This example assumes hypothetical positive and negative investment performance of the Account, as indicated, to demonstrate the calculation of the death benefit value. There is, of course, no assurance that the Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "DEATH BENEFIT."


                                                                                                 (A)          (B)          (C)
                                                                                              ---------   ------------   --------
                                                                            TRANSACTIONS        PREMS         MAX
                                                                         ------------------   LESS ADJ.   ANNIV. VALUE   CONTRACT
DATE                                                                      PREM.     WITHDR.   WITHDRWS.      (MAV)        VALUE
----                                                                     --------   -------   ---------   ------------   --------
10/01/03   THE CONTRACT IS ISSUED                                        $100,000             $100,000            $0     $100,000
           MAV is $0 until first contract anniversary
10/01/04   FIRST CONTRACT ANNIVERSARY                                                         $100,000      $110,000     $110,000
           Assume contract value increased by $10,000 due to positive investment performance
           Anniversary value for 10/1/2004 = Contract value on
           10/1/2004 = $110,000
           MAV = greatest of anniversary values = $110,000
04/01/05   OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000      $120,000     $114,000
           Assume contract value decreased by $6,000 due to negative
           investment performance
           Anniversary value for 10/1/2004 = contract value on
           10/1/2004 + premiums added since that anniversary = $110,000
           + $10,000 = $120,000
           MAV = greatest of anniversary values = $120,000
05/01/05   OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000      $ 60,000     $50,000
           Assume contract value decreased by $14,000 due to negative investment performance
           Anniversary value for 10/1/2004 = contract value on
           10/1/2004 + premiums added - adjusted withdrawals since that anniversary = $110,000 + $10,000 - $60,000 = $60,000
           Adjusted withdrawal = withdrawal X maximum (MAV, prems -
           adj. withdrs.)
           contract value
           = 50,000 maximum (120,000, 110,000) / 100,000
           = $50,000 x 120,000 / 100,000 = $60,000
           (Note: all values are determined immediately prior to the
           withdrawal)
           MAV = greatest of anniversary values = $60,000
10/01/05   SECOND CONTRACT ANNIVERSARY                                                        $ 50,000      $ 60,000     $55,000
           Assume contract value increased by $5,000 due to positive
           investment performance
           Anniversary value for 10/1/2004 = $60,000
           Anniversary value for 10/1/2005 = contract value on
           10/1/2005 = $55,000
           MAV = greatest of anniversary values = maximum ($60,000,
           $55,000) = $60,000
10/01/06   THIRD CONTRACT ANNIVERSARY                                                         $ 50,000      $ 65,000     $65,000
           Assume contract value increased by $10,000 due to positive investment performance
           Anniversary value for 10/1/2004 = $60,000
           Anniversary value for 10/1/2005 = contract value on
           10/1/2005 = $55,000
           Anniversary value for 10/1/2006 = contract value on
           10/1/2006 = $65,000
           MAV = greatest of anniversary values = maximum ($60,000,
           $55,000, $65,000) = $65,000


DATE                 DEATH BENEFIT
----      -----------------------------------
10/01/03  $100,000 (maximum of (A), (B), (C))
10/01/04  $110,000 (maximum of (A), (B), (C))
04/01/05  $120,000 (maximum of (A), (B), (C))
05/01/05  $60,000 (maximum of (A), (B), (C))
10/01/05  $60,000 (maximum of (A), (B), (C))
10/01/06  $65,000 (maximum of (A), (B), (C))

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2003


               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                     ML LIFE INSURANCE COMPANY OF NEW YORK

                HOME OFFICE: 2 WORLD FINANCIAL CENTER, 5TH FLOOR

                               NEW YORK, NY 10080

                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 333-6524

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.


This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2003, which is available on request and without charge by writing to or calling ML of New York at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Principal Underwriter.......................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yield..........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT C........................................  S-1

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK......................................................  G-1

                               OTHER INFORMATION

PRINCIPAL UNDERWRITER


Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of ML of New York, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of ML of New York Variable Annuity Separate Account C (the "Account") under the Investment Company Act of 1940. The offering is continuous. For the year ended December 31, 2002, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $9,381 in connection with the sale of the Contracts. MLPF&S did not receive any payments or commissions in connection with the sale of the Contracts in prior years.


FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the year ended December 31, 2002, ML of New York paid administrative services fees of $3.4 million. ML of New York did not pay any administrative services fees in connection with the Account or the Contracts in prior years.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD


From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the ML Domestic Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average per unit contract fee to be 0.00%. Current yield will be calculated according to the following formula:


                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.


The current yield for the ML Domestic Money Market V.I. Subaccount for the 7-day period ended December 31, 2002 was -0.90%.



ML of New York also may quote the effective yield of the ML Domestic Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.


The effective yield for the ML Domestic Money Market V.I. Subaccount for the 7-day period ended December 31, 2002 was -0.90%.



Because of the charges and deductions imposed under the Contract, the yield for the ML Domestic Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.



The yields on amounts held in the ML Domestic Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the ML Domestic Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS


From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the ML Domestic Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month

Currently, ML of New York may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

TOTAL RETURNS

From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.


We will not show any performance information for periods of less than six months. Because the inception date for the subaccounts was September 10, 2002, we do not yet have sufficient subaccount performance for the period ended December 31, 2002.


Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. The Contract does not impose any surrender charge.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:


                          FUND                             COMMENCED OPERATIONS
                          ----                             --------------------
Roszel/Lord Abbett Large Cap Value Portfolio               July 1, 2002
Roszel/Levin Large Cap Value Portfolio                     July 1, 2002
Roszel/MLIM Relative Value Portfolio                       July 1, 2002
Roszel/Sound Large Cap Core Portfolio                      July 1, 2002
Roszel/INVESCO-NAM Large Cap Core Portfolio                July 1, 2002
Roszel/Nicholas-Applegate Large Cap Growth Portfolio       July 1, 2002
Roszel/Rittenhouse Large Cap Growth Portfolio              July 1, 2002
Roszel/Seneca Large Cap Growth Portfolio                   July 1, 2002
Roszel/Valenzuela Mid Cap Value Portfolio                  July 1, 2002
Roszel/Seneca Mid Cap Growth Portfolio                     July 1, 2002
Roszel/NWQ Small Cap Value Portfolio                       July 1, 2002
Roszel/Delaware Small-Mid Cap Growth Portfolio             July 1, 2002
Roszel/Lazard International Portfolio                      July 1, 2002
Roszel/Credit Suisse International Portfolio               July 1, 2002
Roszel/Lord Abbett Government Securities Portfolio         July 1, 2002
Roszel/MLIM Fixed-Income Portfolio                         July 1, 2002
ML Domestic Money Market V.I. Fund                         February 21, 1992


Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation (although the Contract does not impose a surrender charge). For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) -- 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
          contract fee).

ERV   =   the ending redeemable value at the end of the period of the hypothetical account with an initial payment of $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, ML of New York also may quote in sales literature or advertisements total returns for other periods.

From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statements of assets and liabilities of each of the divisions of ML of New York Variable Annuity Separate Account C (commenced operations September 10, 2002), comprised of divisions investing in the Domestic Money Market V.I. Fund, Roszel / Credit Suisse International Portfolio, Roszel / Lazard International Portfolio, Roszel / Levin Large Cap Value Portfolio, Roszel / Lord Abbett Government Securities Portfolio, Roszel / Lord Abbett Large Cap Value Portfolio, Roszel / MLIM Fixed-Income Portfolio, Roszel / MLIM Relative Value Portfolio, Roszel / INVESCO-NAM Large Cap Core Portfolio, Roszel / Neuberger
Berman Small Cap Growth Portfolio, Roszel / Nicholas-Applegate Large Cap Growth Portfolio, Roszel / NWQ Small Cap Value Portfolio, Roszel / Rittenhouse Large Cap Growth Portfolio, Roszel / Seneca Large Cap Growth Portfolio, Roszel / Seneca Mid Cap Growth Portfolio, Roszel / Sound Large Cap Core Portfolio, and Roszel / Valenzuela Mid Cap Value Portfolio (collectively, the "Divisions") as of December 31, 2002 and the related statements of operations and changes in net assets for the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2002. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2002, the results of their operations and the changes in their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York


March 7, 2003


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML  LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                                                Roszel /
                                                                              Domestic           Credit            Roszel /
                                                                               Money              Suisse             Lazard
                                                                               Market         International      International
                                                                             V.I. Fund          Portfolio          Portfolio
                                                                        ================== ================== ==================


Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market V.I. Fund, 461,675 shares
      (Cost $461,675)                                                   $         461,675  $                  $

  Investments in MLIG Variable Insurance Trust (Note 1):
    Roszel / Credit Suisse International Portfolio, 0 shares
      (Cost $0)                                                                                            0

    Roszel / Lazard International Portfolio, 0 shares
      (Cost $0)                                                                                                               0
                                                                        ------------------ ------------------ ------------------
Total Net Assets                                                        $         461,675  $               0  $               0
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $         461,675  $               0  $               0
                                                                        ================== ================== ==================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML  LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE PERIOD ENDED DECEMBER 31, 2002 (continued)

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                               Levin           Lord Abbett        Lord Abbett
                                                                             Large Cap          Government         Large Cap
                                                                               Value            Securities           Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================


Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Levin Large Cap Value Portfolio, 3,154 shares
      (Cost $26,181)                                                    $          26,843  $                  $

    Roszel / Lord Abbett Government Securities Portfolio, 6,532 shares
      (Cost $67,678)                                                                                  68,519

    Roszel / Lord Abbett Large Cap Value Portfolio, 3,566 shares
      (Cost $34,908)                                                                                                     35,514
                                                                        ------------------ ------------------ ------------------
Total Net Assets                                                        $          26,843  $          68,519  $          35,514
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $          26,843  $          68,519  $          35,514
                                                                        ================== ================== ==================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML  LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE PERIOD ENDED DECEMBER 31, 2002 (continued)

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                                MLIM               MLIM           INVESCO-NAM
                                                                               Fixed-           Relative           Large Cap
                                                                               Income             Value               Core
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================


Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / MLIM Fixed-Income Portfolio, 9,535 shares
      (Cost $95,827)                                                    $          97,160  $                  $

    Roszel / MLIM Relative Value Portfolio, 16,556 shares
      (Cost $156,029)                                                                                156,285

    Roszel / INVESCO-NAM Large Cap Core Portfolio, 2,928 shares
      (Cost $26,181)                                                                                                     26,005
                                                                        ------------------ ------------------ ------------------
Total Net Assets                                                        $          97,160  $         156,285  $          26,005
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $          97,160  $         156,285  $          26,005
                                                                        ================== ================== ==================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML  LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE PERIOD ENDED DECEMBER 31, 2002 (continued)

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                             Neuberger       Nicholas-Applegate       NWQ
                                                                            Berman Small        Large Cap          Small Cap
                                                                             Cap Growth           Growth             Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================


Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Neuberger Berman Small Cap Growth Portfolio, 1,144 shares
      (Cost $9,445)                                                     $           8,721  $                  $

    Roszel / Nicholas-Applegate Large Cap Growth Portfolio, 0 shares
      (Cost $0)                                                                                            0

    Roszel / NWQ Small Cap Value Portfolio, 0 shares
      (Cost $0)                                                                                                               0
                                                                        ------------------ ------------------ ------------------
Total Net Assets                                                        $           8,721  $               0  $               0
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $           8,721  $               0  $               0
                                                                        ================== ================== ==================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML  LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE PERIOD ENDED DECEMBER 31, 2002 (continued)

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                            Rittenhouse           Seneca             Seneca
                                                                             Large Cap          Large Cap           Mid Cap
                                                                               Growth             Growth             Growth
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================


Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Rittenhouse Large Cap Growth Portfolio, 2,051 shares
      (Cost $19,508)                                                    $          18,687  $                  $

    Roszel / Seneca Large Cap Growth Portfolio, 0 shares
      (Cost $0)                                                                                            0

    Roszel / Seneca Mid Cap Growth Portfolio, 2,982 shares
      (Cost $26,181)                                                                                                     25,704
                                                                        ------------------ ------------------ ------------------
Total Net Assets                                                        $          18,687  $               0  $          25,704
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $          18,687  $               0  $          25,704
                                                                        ================== ================== ==================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML  LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE PERIOD ENDED DECEMBER 31, 2002 (continued)

                                                                               Divisions Investing In
                                                                        =====================================
                                                                             Roszel /           Roszel /
                                                                               Sound            Valenzuela
                                                                             Large Cap           Mid Cap
                                                                                Core              Value
                                                                             Portfolio          Portfolio
                                                                        ================== ==================


Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Sound Large Cap Core Portfolio, 1,922 shares
      (Cost $17,454)                                                    $          17,377  $

    Roszel / Valenzuela Mid Cap Value Portfolio, 1,252 shares
      (Cost $10,462)                                                                                   9,966

                                                                        ------------------ -------------------
Total Net Assets                                                        $          17,377  $           9,966
                                                                        ================== ===================

Net Assets
  Accumulation Units                                                    $          17,377  $           9,966
                                                                        ================== ===================
See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                                                 Roszel /
                                                                              Domestic            Credit            Roszel /
                                                                               Money              Suisse             Lazard
                                                                               Market         International      International
                                                                             V.I. Fund          Portfolio          Portfolio
                                                                        ================== ================== ==================


Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $             280  $               0  $               0
 Asset-Based Insurance Charges (Note 3)                                              (404)                 0                  0
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                       (124)                 0                  0
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   0                  0                  0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                        0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                        0                  0                  0
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (124)                 0                  0
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           932,758                  0                  0
 Contract Owner Withdrawals                                                           (36)                 0                  0
 Net Transfers In (Out) (Note 4)                                                 (470,923)                 0                  0
                                                                        ------------------ ------------------ ------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                           461,799                  0                  0
                                                                        ------------------ ------------------ ------------------

Total Increase in Net Assets                                                      461,675                  0                  0
Net Assets, Beginning of Period                                                         0                  0                  0
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $         461,675  $               0  $               0
                                                                        ================== ================== ==================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                              Roszel /           Roszel /           Roszel /
                                                                               Levin           Lord  Abbett       Lord Abbett
                                                                             Large Cap          Government         Large Cap
                                                                               Value            Securities           Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================


Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               0  $             218  $               0
 Asset-Based Insurance Charges (Note 3)                                               (66)              (103)               (88)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        (66)               115                (88)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   2                 27                  3
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      663                841                607
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                      665                868                610
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            599                983                522
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 0             10,670                  0
 Contract Owner Withdrawals                                                             0                  0                  0
 Net Transfers In (Out) (Note 4)                                                   26,244             56,866             34,992
                                                                        ------------------ ------------------ ------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                            26,244             67,536             34,992
                                                                        ------------------ ------------------ ------------------
Total Increase in Net Assets                                                       26,843             68,519             35,514
Net Assets, Beginning of Period                                                         0                  0                  0
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $          26,843  $          68,519  $          35,514
                                                                        ================== ================== ==================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                              Roszel /           Roszel /           Roszel /
                                                                                MLIM               MLIM           INVESCO-NAM
                                                                               Fixed-            Relative          Large Cap
                                                                               Income             Value               Core
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================


Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $             397  $               0  $               0
 Asset-Based Insurance Charges (Note 3)                                              (291)              (386)               (65)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        106               (386)               (65)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                  37                  3                  2
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    1,333                255               (176)
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                    1,370                258               (174)
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          1,476               (128)              (239)
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 0              2,910                  0
 Contract Owner Withdrawals                                                             0                  0                  0
 Net Transfers In (Out) (Note 4)                                                   95,684            153,503             26,244
                                                                        ------------------ ------------------ ------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                            95,684            156,413             26,244
                                                                        ------------------ ------------------ ------------------
Total Increase in Net Assets                                                       97,160            156,285             26,005
Net Assets, Beginning of Period                                                         0                  0                  0
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $          97,160  $         156,285  $          26,005
                                                                        ================== ================== ==================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                              Roszel /           Roszel /           Roszel /
                                                                             Neuberger       Nicholas-Applegate       NWQ
                                                                            Berman Small        Large Cap          Small Cap
                                                                             Cap Growth           Growth             Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================


Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               0  $               0  $               0
 Asset-Based Insurance Charges (Note 3)                                               (12)                 0                  0
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        (12)                 0                  0
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   0                  0                  0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (725)                 0                  0
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                     (725)                 0                  0
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (737)                 0                  0
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             1,358                  0                  0
 Contract Owner Withdrawals                                                             0                  0                  0
 Net Transfers In (Out) (Note 4)                                                    8,100                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             9,458                  0                  0
                                                                        ------------------ ------------------ ------------------
Total Increase in Net Assets                                                        8,721                  0                  0
Net Assets, Beginning of Period                                                         0                  0                  0
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $           8,721  $               0  $               0
                                                                        ================== ================== ==================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                              Roszel /           Roszel /           Roszel /
                                                                            Rittenhouse           Seneca             Seneca
                                                                             Large Cap          Large Cap           Mid Cap
                                                                               Growth             Growth             Growth
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================


Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               0  $               0  $               0
 Asset-Based Insurance Charges (Note 3)                                               (27)                 0                (65)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                        (27)                 0                (65)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   0                  0                  2
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (821)                 0               (477)
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                     (821)                 0               (475)
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (848)                 0               (540)
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             2,910                  0                  0
 Contract Owner Withdrawals                                                             0                  0                  0
 Net Transfers In (Out) (Note 4)                                                   16,625                  0             26,244
                                                                        ------------------ ------------------ ------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                            19,535                  0             26,244
                                                                        ------------------ ------------------ ------------------
Total Increase in Net Assets                                                       18,687                  0             25,704
Net Assets, Beginning of Period                                                         0                  0                  0
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $          18,687  $               0  $          25,704
                                                                        ================== ================== ==================

See accompanying notes to financial statements.



ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                               Divisions Investing In
                                                                        =====================================
                                                                              Roszel /           Roszel /
                                                                               Sound            Valenzuela
                                                                             Large Cap           Mid Cap
                                                                                Core              Value
                                                                             Portfolio          Portfolio
                                                                        ================== ==================


Investment Income (Loss):
 Ordinary Dividends (Note 2)                                            $               0  $               0
 Asset-Based Insurance Charges (Note 3)                                               (44)               (14)
                                                                        ------------------ ------------------
  Net Investment Income (Loss)                                                        (44)               (14)
                                                                        ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   1                  0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      (77)              (496)
                                                                        ------------------ ------------------
  Net Gain (Loss) on Investments                                                      (76)              (496)
                                                                        ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (120)              (510)
                                                                        ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 0              1,552
 Contract Owner Withdrawals                                                             0                  0
 Net Transfers In (Out) (Note 4)                                                   17,497              8,924
                                                                        ------------------ ------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                            17,497             10,476
                                                                        ------------------ ------------------
Total Increase in Net Assets                                                       17,377              9,966
Net Assets, Beginning of Period                                                         0                  0
                                                                        ------------------ ------------------
Net Assets, End of Period                                               $          17,377  $           9,966
                                                                        ================== ==================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account C ("Separate Account C"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account C is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of seventeen investment divisions that support one annuity contract - Consults Annuity. ML of New York commenced sales of Consults Annuity contracts on September 10, 2002. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the Merrill Variable Funds is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co.

   - MLIG Variable Insurance Trust - Sixteen of the investment divisions each invest in the shares of a single mutual fund portfolio of the MLIG Variable Insurance Trust ("MLIG Variable Trust") . The Investment advisor to the MLIG Variable Trust is Roszel Advisors, LLC, an indirect subsidiary of Merrill Lynch & Co.

   The assets of Separate Account C are registered in the name of ML of New York. The portion of Separate Account C's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate Account
   C provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   The operations of Separate Account C are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account C for any Federal income tax attributable to Separate Account C. No charge is currently being made against Separate Account C for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account C if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account C may also be made.

3. CHARGES AND FEES

   ML of New York assumes mortality and expense risks related to Contracts investing in Separate Account C and deducts a daily charge at a rate of 1.85% (on an annual basis) of the net assets of Separate Account C to cover these risks. Merrill Lynch Life will apply a contract value credit if on the last business day of each month and upon termination of the Contract the contract value is $250,000 or greater.

   ML of New York deducts a contract maintenance charge of $50 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts when, on the date the charge would otherwise be deducted, (i) the Contract value is equal to or greater than $75,000 or (ii) premiums less withdrawals is equal to or greater than $75,000. The charge is also waived in certain circumstances where multiple contracts are owned.

   Contract  owners  may make up to twelve  transfers  among
   investment   divisions   per   contract   year    without
   charge.   Additional  transfers may  be  permitted  at  a
   charge of $25 per transfer.

4. NET TRANSFERS

   Net transfers include transfers among applicable Separate
   Account C investment divisions.


5.  PURCHASES AND SALES OF INVESTMENTS

The  cost of purchases  and proceeds from sales of investments for the period ended December 31, 2002 were as follows:


                                                                             Purchases            Sales
                                                                        ------------------ ------------------
  Domestic Money Market V.I. Fund                                       $         933,202  $         471,527
  Roszel / Credit Suisse International Portfolio                                        0                  0
  Roszel / Lazard International Portfolio                                               0                  0
  Roszel / Levin Large Cap Value Portfolio                                         26,245                 66
  Roszel / Lord Abbett Government Securities Portfolio                             69,718              2,067
  Roszel / Lord Abbett Large Cap Value Portfolio                                   34,993                 89
  Roszel / MLIM Fixed-Income Portfolio                                            113,793             18,003
  Roszel / MLIM Relative Value Portfolio                                          156,359                334
  Roszel / INVESCO-NAM Large Cap Core Portfolio                                    26,245                 66
  Roszel / Neuberger Berman Small Cap Growth Portfolio                              9,457                 12
  Roszel / Nicholas-Applegate Large Cap Growth Portfolio                                0                  0
  Roszel / NWQ Small Cap Value Portfolio                                                0                  0
  Roszel / Rittenhouse Large Cap Growth Portfolio                                  19,534                 26
  Roszel / Seneca Large Cap Growth Portfolio                                            0                  0
  Roszel / Seneca Mid Cap Growth Portfolio                                         26,245                 65
  Roszel / Sound Large Cap Core Portfolio                                          17,496                 44
  Roszel / Valenzuela Mid Cap Value Portfolio                                      10,476                 14
                                                                        ------------------ ------------------
                                                                        $       1,443,763  $         492,313
                                                                        ================== ==================



6.     UNIT VALUES

The  following is  a summary  of unit values  and units outstanding  for the variable  annuity contract.  Information  shown
includes  investment   income (excluding  distributions  of capital  gains) and the  annualized   contract expenses  of  the
separate  account ,  as  a  percentage  of  average  net  assets,  excluding expenses  of  the underlying  funds and charges made  directly  to  contract  owner  accounts  through  the  redemption  of units for  the  period  ended December 31,  or a lesser  time  period, if  applicable. The recognition  of investment income by the  sub-account  is affected by  the  timing of  the  declaration  of  dividends  by  the  underlying  fund  in  which  the sub-account  invests.  The investment  income ratio  is  calculated  on a  prospective  basis  and  is  presented  for  the period September  10,  2002  through  December
31,  2002 ,  or  lesser  time  period, if applicable.  For  all  funds  excluding Domestic  Money  Market  V.I. Fund , total return  calculations  represent the  one  year total return (or from inception to  December 31  if less  than one year)  and do  not  reflect  contingent  deferred  sales  charges.  Total  return calculations  for  the  Domestic  Money  Market  V.I.
Fund represent the yield for the seven day period ended December 31.


Domestic Money Market V.I. Fund
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                       46,294   $        9.97 $      461,675          1.28%         1.85%        -0.90%

Roszel / Credit Suisse International Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                            0   $        8.83 $            0          0.00%         1.85%        -4.12%

Roszel / Lazard International Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                            0   $        8.85 $            0          0.00%         1.85%        -1.45%

Roszel / Levin Large Cap Value Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                        3,184   $        8.43 $       26,843          0.00%         1.85%        -3.95%

Roszel / Lord Abbett Government Securities Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                        6,542   $       10.47 $       68,519          3.92%         1.85%         1.08%


6.     UNIT VALUES (continued)

Roszel / Lord Abbett Large Cap Value Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                        3,599   $        9.87 $       35,514          0.00%         1.85%        -0.67%

Roszel / MLIM Fixed-Income Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                        9,544   $       10.18 $       97,160          2.52%         1.85%         1.12%

Roszel / MLIM Relative Value Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                       16,710   $        9.35 $      156,285          0.00%         1.85%        -1.40%

Roszel / INVESCO-NAM Large Cap Core Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                        2,956   $        8.80 $       26,005          0.00%         1.85%        -7.25%

Roszel / Neuberger Berman Small Cap Growth Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                        1,155   $        7.55 $        8,721          0.00%         1.85%       -12.51%

Roszel / Nicholas-Applegate Large Cap Growth Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                            0   $        8.83 $            0          0.00%         1.85%        -7.81%



6.     UNIT VALUES (continued)

Roszel / NWQ Small Cap Value Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                            0   $        7.67 $            0          0.00%         1.85%        -7.39%

Roszel / Rittenhouse Large Cap Growth Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                        2,070   $        9.03 $       18,687          0.00%         1.85%        -7.00%

Roszel / Seneca Large Cap Growth Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                            0   $        8.89 $            0          0.00%         1.85%        -4.71%

Roszel / Seneca Mid Cap Growth Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                        3,010   $        8.54 $       25,704          0.00%         1.85%        -8.23%

Roszel / Sound Large Cap Core Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                        1,940   $        8.96 $       17,377          0.00%         1.85%        -6.27%

Roszel / Valenzuela Mid Cap Value Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                                    Income         Expense        Total
            December 31,                Units         Unit Value     Net Assets      Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2002                        1,264   $        7.89 $        9,966          0.00%         1.85%       -11.27%



7.     UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2002 were as follows:

                                                                 Roszel /                                  Roszel /
                                                                 Credit               Roszel /              Levin
                                           Domestic               Suisse               Lazard             Large Cap
                                             Money            International        International            Value
                                        Market V.I. Fund        Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------


Outstanding at January 1, 2002                          0                    0                    0                    0
Activity during 2002:
     Issued                                        93,466                    0                    0                3,184
     Redeemed                                     (47,172)                   0                    0                    0
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2002                   46,294                    0                    0                3,184
                                      ==================== ==================== ==================== ====================


7.     UNITS ISSUED AND REDEEMED (continued)

                                            Roszel /             Roszel /             Roszel /             Roszel /
                                          Lord Abbett          Lord Abbett              MLIM                 MLIM
                                           Government           Large Cap              Fixed-              Relative
                                           Securities             Value               Income                Value
                                           Portfolio            Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------


Outstanding at January 1, 2002                          0                    0                    0                    0
Activity during 2002:
     Issued                                         6,730                3,599               11,309               16,710
     Redeemed                                        (188)                   0               (1,765)                   0
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2002                    6,542                3,599                9,544               16,710
                                      ==================== ==================== ==================== ====================


7.     UNITS ISSUED AND REDEEMED (continued)

                                            Roszel /             Roszel /             Roszel /             Roszel /
                                          INVESCO-NAM           Neuberger        Nicholas-Applegate          NWQ
                                           Large Cap           Berman Small          Large Cap            Small Cap
                                              Core              Cap Growth             Growth               Value
                                           Portfolio            Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------


Outstanding at January 1, 2002                          0                    0                    0                    0
Activity during 2002:
     Issued                                         2,956                1,155                    0                    0
     Redeemed                                           0                    0                    0                    0
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2002                    2,956                1,155                    0                    0
                                      ==================== ==================== ==================== ====================


7.     UNITS ISSUED AND REDEEMED (continued)

                                            Roszel /             Roszel /             Roszel /             Roszel /
                                          Rittenhouse             Seneca               Seneca               Sound
                                           Large Cap            Large Cap             Mid Cap             Large Cap
                                             Growth               Growth               Growth                Core
                                           Portfolio            Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------


Outstanding at January 1, 2002                          0                    0                    0                    0
Activity during 2002:
     Issued                                         2,070                    0                3,010                1,940
     Redeemed                                           0                    0                    0                    0
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2002                    2,070                    0                3,010                1,940
                                      ==================== ==================== ==================== ====================


7.     UNITS ISSUED AND REDEEMED (continued)

                                            Roszel /
                                           Valenzuela
                                            Mid Cap
                                             Value
                                           Portfolio
                                      --------------------


Outstanding at January 1, 2002                          0
Activity during 2002:
     Issued                                         1,264
     Redeemed                                           0
                                      --------------------
Outstanding at December 31, 2002                    1,264
                                      ====================

INDEPENDENT AUDITORS' REPORT



The Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2002 and 2001, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche, LLP
New York, New York


February 24, 2003

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2002 AND 2001
(Dollars in thousands, except common stock par value and shares)


ASSETS                                                                                    2002               2001
------                                                                              --------------     ---------------

INVESTMENTS:
    Fixed maturity securities, at estimated fair value
       (amortized cost: 2002 - $161,708 ; 2001 - $142,945)                         $       165,467     $       143,731
    Equity securities, at estimated fair value
       (cost: 2002 - $5,896; 2001 - $11,871)                                                 5,625              11,650
    Policy loans on insurance contracts                                                     86,603              92,967
                                                                                    --------------     ---------------
       Total Investments                                                                   257,695             248,348

CASH AND CASH EQUIVALENTS                                                                   23,092              20,524
ACCRUED INVESTMENT INCOME                                                                    4,845               4,648
DEFERRED POLICY ACQUISITION COSTS                                                           27,522              30,915
FEDERAL INCOME TAXES - CURRENT                                                               1,504                  -
REINSURANCE RECEIVABLES                                                                        649                 305
OTHER ASSETS                                                                                 3,494               3,844
SEPARATE ACCOUNTS ASSETS                                                                   810,384             993,056
                                                                                    --------------     ---------------
TOTAL ASSETS                                                                       $     1,129,185     $     1,301,640
                                                                                   ===============     ===============





See accompanying notes to financial statements.

LIABILITIES AND STOCKHOLDER'S EQUITY                                                      2002                2001
------------------------------------                                               ---------------     ---------------

LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
       Policyholders' account balances                                             $       232,908     $       231,016
       Claims and claims settlement expenses                                                 3,289               4,109
                                                                                   ---------------     ---------------
                  Total policyholder liabilities and accruals                              236,197             235,125

    OTHER POLICYHOLDER FUNDS                                                                   787               1,125
    FEDERAL INCOME TAXES - DEFERRED                                                          6,890               2,752
    FEDERAL INCOME TAXES - CURRENT                                                               -                 295
    AFFILIATED PAYABLES - NET                                                                2,103                 459
    OTHER LIABILITIES                                                                          498                 981
    SEPARATE ACCOUNTS LIABILITIES                                                          810,384             993,056
                                                                                   ---------------     ---------------
                  Total Liabilities                                                      1,056,859           1,233,793
                                                                                   ---------------     ---------------

STOCKHOLDER'S EQUITY:
    Common stock, $10 par value - 220,000 shares
       authorized, issued and outstanding                                                    2,200               2,200
    Additional paid-in capital                                                              52,310              52,310
    Retained earnings                                                                       17,627              14,476
    Accumulated other comprehensive income (loss)                                              189              (1,139)
                                                                                   ---------------     ---------------
                  Total Stockholder's Equity                                                72,326              67,847
                                                                                   ---------------     ---------------


TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                         $     1,129,185     $     1,301,640
                                                                                   ===============     ===============


ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)


                                                                             2002             2001           2000
                                                                       -------------   --------------   ------------
REVENUES:
   Policy charge revenue                                               $      17,963   $       18,723   $     20,216
   Net investment income                                                      14,583           15,870         18,687
   Net realized investment losses                                             (3,158)          (2,477)           (98)
                                                                        ------------   --------------   ------------
               Total Revenues                                                 29,388           32,116         38,805
                                                                        ------------   --------------   ------------

BENEFITS AND EXPENSES:
   Interest credited to policyholders' account balances                       10,610           10,925         11,910
   Policy benefits (net of reinsurance recoveries: 2002 - $959;
      2001 - $648; 2000 - $2,419)                                              4,486            3,050          1,787
   Reinsurance premium ceded                                                   1,748            1,947          2,011
   Amortization of deferred policy acquisition costs                           5,467            3,500          3,969
   Insurance expenses and taxes                                                3,336            4,820          4,147
                                                                        ------------   --------------   ------------
               Total Benefits and Expenses                                    25,647           24,242         23,824
                                                                        ------------   --------------   ------------

               Earnings Before Federal Income Tax Provision                    3,741            7,874         14,981
                                                                        ------------   --------------   ------------

FEDERAL INCOME TAX PROVISION (BENEFIT):
   Current                                                                    (2,833)           1,243          2,855
   Deferred                                                                    3,423            2,302          1,979
                                                                        ------------   --------------   ------------
               Total Federal Income Tax Provision                                590            3,545          4,834
                                                                        ------------   --------------   ------------
NET EARNINGS                                                           $       3,151   $        4,329   $     10,147
                                                                       =============   ==============   ============




See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)


                                                                                  2002           2001          2000
                                                                            -------------  -------------  -------------
NET EARNINGS                                                                $       3,151  $       4,329  $     10,147
                                                                            -------------  -------------  -------------
OTHER COMPREHENSIVE INCOME:

   Net unrealized gains on available-for-sale securities:
      Net unrealized holding gains (losses) arising during the period                (237)           936         5,667
      Reclassification adjustment for losses included in net earnings               3,160          2,238           110
                                                                            -------------  -------------  -------------

      Net unrealized gains on investment securities                                 2,923          3,174         5,777

      Adjustments for:
              Policyholder liabilities                                               (880)          (228)       (1,971)
              Deferred federal income taxes                                          (715)        (1,031)       (1,332)
                                                                            -------------  -------------  -------------

   Total other comprehensive income, net of tax                                     1,328          1,915         2,474
                                                                            -------------  -------------  -------------

COMPREHENSIVE INCOME                                                        $       4,479  $       6,244  $     12,621
                                                                            =============  =============  ============





See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)


                                                                                           Accumulated
                                                            Additional                        other             Total
                                                Common       paid-in       Retained       comprehensive     stockholder's
                                                stock        capital       earnings       income (loss)         equity
                                            -----------  -------------  ------------   ----------------   ---------------
BALANCE, JANUARY 1, 2000                    $     2,200  $      66,259  $     21,051   $         (5,528)  $        83,982
   Dividend to parent                                          (13,949)      (21,051)                             (35,000)
   Net earnings                                                               10,147                               10,147
   Other comprehensive income, net of tax                                                         2,474             2,474
                                            -----------  -------------  ------------   ----------------   ---------------

BALANCE, DECEMBER 31, 2000                        2,200         52,310        10,147             (3,054)           61,603

   Net earnings                                                                4,329                                4,329
   Other comprehensive income, net of tax                                                         1,915             1,915
                                            -----------  -------------  ------------   ----------------   ---------------

BALANCE, DECEMBER 31, 2001                        2,200         52,310        14,476             (1,139)           67,847

   Net earnings                                                                3,151                                3,151
   Other comprehensive income, net of tax                                                         1,328             1,328
                                            -----------  -------------  ------------   ----------------   ---------------
BALANCE, DECEMBER 31, 2002                  $     2,200  $      52,310  $     17,627   $            189   $        72,326
                                            ===========  =============  ============   ================   ===============



See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)

                                                                                    2002           2001           2000
                                                                              -------------   ------------   -------------
Cash Flows From Operating Activities:
   Net earnings                                                               $       3,151   $      4,329   $      10,147
   Noncash items included in earnings:
     Amortization of deferred policy acquisition costs                                5,467          3,500           3,969
     Capitalization of policy acquisition costs                                      (2,074)        (4,220)         (4,461)
     Amortization of investments                                                        837            307             343
     Interest credited to policyholders' account balances                            10,610         10,925          11,910
     Provision for deferred Federal income tax                                        3,423          2,302           1,979
   (Increase) decrease in operating assets:
     Accrued investment income                                                         (197)           (27)            369
     Federal income taxes - current                                                  (1,504)            62             (62)
     Reinsurance receivables                                                           (344)         1,673          (1,825)
     Other                                                                              350            255            (790)
   Increase (decrease) in operating liabilities:
     Claims and claims settlement expenses                                             (820)          (829)          1,176
     Other policyholder funds                                                          (338)           139            (209)
     Federal income taxes - current                                                    (295)           295          (1,420)
     Affiliated payables                                                              1,644           (467)           (104)
     Other                                                                             (483)        (1,198)           (238)
   Other operating activities:
     Net realized investment losses (excluding gains on cash and cash
       equivalents)                                                                   3,158          2,478              98
                                                                              -------------   ------------   -------------
       Net cash and cash equivalents provided by operating activities                22,585         19,524          20,882
                                                                              -------------   ------------   -------------
Cash Flow From Investing Activities:
   Proceeds from (payments for):
     Sales of available-for-sale securities                                          32,338         24,345           9,320
     Maturities of available-for-sale securities                                     24,996         31,446          27,935
     Purchases of available-for-sale securities                                     (74,117)       (52,428)        (12,859)
     Policy loans on insurance contracts                                              6,364         (2,600)         (2,202)
                                                                              -------------   ------------   -------------
       Net cash and cash equivalents provided (used) by investing activities        (10,419)           763          22,194
                                                                              -------------   ------------   -------------


See accompanying notes to financial statements.                      (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000 (Continued)
(Dollars in thousands)

                                                                                    2002           2001            2000
                                                                              -------------   ------------   -------------
Cash Flows from Financing Activities:
   Proceeds from (payments for):
     Dividends paid to parent                                                 $           -   $          -   $     (35,000)
     Policyholder deposits                                                           62,927        107,009          77,338
     Policyholder withdrawals (including transfers to/from separate accounts)       (72,525)      (126,286)       (100,095)
                                                                              -------------   ------------   -------------

     Net cash and cash equivalents used by financing activities                      (9,598)       (19,277)        (57,757)
                                                                              -------------   ------------   -------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                  2,568          1,010         (14,681)
CASH AND CASH EQUIVALENTS:
   Beginning of year                                                                 20,524         19,514          34,195
                                                                              -------------   ------------   -------------

   End of year                                                                $      23,092   $     20,524   $      19,514
                                                                              =============   ============   =============
Supplementary Disclosure of Cash Flow Information:
   Cash paid to (received from) affiliates for:
      Federal income taxes                                                    $      (1,034)  $        886   $       4,337
      Interest                                                                           11             64              91



See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    DESCRIPTION OF BUSINESS: ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of New York.

    The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is licensed to sell insurance and annuities in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

    BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain.

    For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

    REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    Revenues for variable life insurance contracts consist of policy charges for
    i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance, which is not currently marketed) consist of i) investment income and ii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, as well as information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). The factors that give rise to potential impairments include, but are not limited to, i) certain credit-related events such as default of principal or interest payments, ii) bankruptcy of issuer, and iii) certain security restructurings. The estimated fair value on these securities represents management's estimate of the security's ultimate recovery value, which is based on the most recent information available.

    For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

    Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

    Policy loans on insurance contracts are stated at unpaid principal balances.

    DEFERRED POLICY ACQUISITION COSTS: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

    Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

    During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                                        2002                    2001                      2000
                                                  ---------------         ---------------          ---------------
    Beginning balance                             $        11,341         $        12,765          $        12,396
    Capitalized amounts                                         -                      17                    1,237
    Interest accrued                                          851                     957                      930
    Amortization                                           (2,489)                 (2,398)                  (1,798)
                                                  ---------------         ---------------          ---------------
    Ending balance                                $         9,703         $        11,341          $        12,765
                                                  ===============         ===============          ===============

    The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                          2003                    $617
                          2004                    $632
                          2005                    $658
                          2006                    $756
                          2007                    $753


    SEPARATE ACCOUNTS: Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

    Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to the contract owner and are not reported as revenue in the Company's statements of earnings.

    Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the balance sheets.

    POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

    Interest-sensitive life products                          4.00%
    Interest-sensitive deferred annuities                     3.00% - 7.40%
    Immediate annuities                                       3.00% - 8.80%

    These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

    CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

    INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

    The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

    Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

    ACCOUNTING PRONOUNCEMENTS: On July 31, 2002, the American Institute of Certified Public Accountants ("AICPA") issued Proposed Statement of Position ("SOP") "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." The proposed SOP would require Companies to establish a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology the Company employs. A final SOP would be effective for financial statements for the Company beginning in 2004. Depending on market conditions at the time of adoption the impact of implementing this reserve methodology may have a material effect on earnings in the year of adoption.

NOTE 2.     ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

    Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                                                       2002             2001
                                                                                ---------------   --------------
    Assets:
       Fixed maturity securities (1)                                            $       165,467   $      143,731
       Equity securities (1)                                                              5,625           11,650
       Policy loans on insurance contracts (2)                                           86,603           92,967
       Cash and cash equivalents (3)                                                     23,092           20,524
       Separate Accounts assets (4)                                                     810,384          993,056
                                                                                ---------------   --------------
    Total financial instruments                                                 $     1,091,171   $    1,261,928
                                                                                ===============   ==============

    (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2002 and 2001, securities without a readily ascertainable market value, having an amortized cost of $20,353 and $24,264, had an estimated fair value of $18,844 and $23,902, respectively.

    (2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

    (3) The estimated fair value of cash and cash equivalents approximates the carrying value.

    (4) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3.       INVESTMENTS

    The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities as of December 31 were:

                                                                                  2002
                                                    ---------------------------------------------------------------
                                                          Cost /          Gross           Gross         Estimated
                                                        Amortized       Unrealized      Unrealized         Fair
                                                           Cost           Gains           Losses          Value
                                                    ---------------  --------------  --------------  --------------
    Fixed maturity securities:
       Corporate debt securities                    $       137,726  $        4,582  $        2,542  $      139,766
       U.S. government and agencies                          22,062           1,534               -          23,596
       Mortgage-backed securities                             1,920             185               -           2,105
                                                    ---------------  --------------  --------------  --------------

          Total fixed maturity securities           $       161,708  $        6,301  $        2,542  $      165,467
                                                    ===============  ==============  ==============  ==============
    Equity securities:
       Non-redeemable preferred stocks              $         5,896  $           35  $          306  $        5,625
                                                    ===============  ==============  ==============  ==============


                                                                                   2001
                                                    ----------------------------------------------------------------
                                                          Cost /          Gross           Gross          Estimated
                                                        Amortized       Unrealized      Unrealized         Fair
                                                           Cost           Gains           Losses           Value
                                                    ---------------  --------------  --------------  --------------
    Fixed maturity securities:
       Corporate debt securities                    $       115,846  $        2,011  $        2,214  $      115,643
       U.S. government and agencies                          22,433             829               7          23,255
       Mortgage-backed securities                             2,668             192               -           2,860
       Foreign governments                                    1,998               -              25           1,973
                                                    ---------------  --------------  --------------  --------------
          Total fixed maturity securities           $       142,945  $        3,032  $        2,246  $      143,731
                                                    ===============  ==============  ==============  ==============
    Equity securities:
       Non-redeemable preferred stocks              $        11,699  $            -  $          191  $       11,508
       Common stocks                                            172               -              30             142
                                                    ---------------  --------------  --------------  --------------
          Total equity securities                   $        11,871  $            -  $          221  $       11,650
                                                    ===============  ==============  ==============  ==============

    The amortized cost, gross unrealized losses, and length of time estimated fair value has remained below amortized cost for investment grade and non-investment grade fixed maturity and equity securities as of December 31, 2002 were:

                                                                             Gross Unrealized Losses
                                                             -------------------------------------------------------
                                                  Cost /         Less           One           Five         Greater
                                                Amortized      Than One       Through        Through        Than
                                                   Cost          Year        Five Years     Ten Years     10 Years
                                              ------------   -----------    ------------   -----------   -----------
    Investment Grade Securities
       Fixed maturity securities:
         Corporate debt securities            $      9,380   $       225    $       647    $         -   $        -

       Equity securities:
         Non-redeemable preferred stocks             2,278             -            306              -            -

    Non-Investment Grade Securities
         Fixed maturity securities:
           Corporate debt securities                 7,080            23          1,623             24            -
                                              ------------   -----------     ----------    -----------   -----------

    Total fixed maturity and equity
         securities                           $     18,738   $       248    $     2,576    $        24   $        -
                                              ============   ===========    ===========    ===========   ===========

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002 by contractual maturity were:

                                                                                                      Estimated
                                                                    Amortized                           Fair
                                                                      Cost                              Value
                                                               ---------------                   ---------------
   Fixed maturity securities:
      Due in one year or less                                  $        31,890                   $        32,074
      Due after one year through five years                             77,992                            80,728
      Due after five years through ten years                            35,685                            36,912
      Due after ten years                                               14,221                            13,648
                                                               ---------------                   ---------------
                                                                       159,788                           163,362

      Mortgage-backed securities                                         1,920                             2,105
                                                               ---------------                   ---------------

         Total fixed maturity securities                       $       161,708                   $       165,467
                                                               ===============                   ===============

    Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002 by rating agency equivalent were:

                                                                                                      Estimated
                                                                     Amortized                          Fair
                                                                       Cost                             Value
                                                                  -------------                   --------------
    AAA                                                          $       47,228                   $       49,039
    AA                                                                   13,291                           13,275
    A                                                                    66,837                           70,227
    BBB                                                                  29,686                           28,797
    Non-investment grade                                                  4,666                            4,129
                                                                  -------------                   --------------

          Total fixed maturity securities                        $      161,708                   $      165,467
                                                                 ==============                   ==============

    The Company has recorded certain adjustments to policyholders' account balances in conjunction with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income
    (loss) as of December 31 were as follows:

                                                                                        2002              2001
                                                                                 ---------------   ---------------
    Assets:
        Fixed maturity securities                                                $         3,759   $           786
        Equity securities                                                                   (271)             (221)
                                                                                 ---------------   ---------------
                                                                                           3,488               565
                                                                                 ---------------   ---------------
     Liabilities:
        Policyholders' account balances                                                    3,198             2,318
        Federal income taxes - deferred                                                      101              (614)
                                                                                 ---------------   ---------------
                                                                                           3,299             1,704
                                                                                 ---------------   ---------------
    Stockholder's equity:
        Accumulated other comprehensive income (loss)                            $           189   $        (1,139)
                                                                                 ===============   ===============

    Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                              2002        2001        2000
                                            -------      -------     -------
    Proceeds                                $32,338      $24,345     $ 9,320
    Gross realized investment gains           1,259          223          43
    Gross realized investment losses          4,417        2,701         141


    The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds for gross realized investment losses from the sale of available-for-sale securities were $12,335, $8,739 and $12,718 for the years ended December 31, 2002, 2001, and 2000, respectively.

    The Company had investment securities with a carrying value of $959 and $1,017 that were deposited with insurance regulatory authorities at December 31, 2002 and 2001, respectively.

    Excluding investments in U.S. Government and Agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

    Net investment income arose from the following sources for the years ended December 31:

                                                                      2002            2001             2000
                                                                 -------------   -------------    --------------
    Fixed maturity securities                                   $        9,104    $       9,929    $      10,643
    Equity securities                                                      882            1,104            1,429
    Policy loans on insurance contracts                                  4,400            4,440            4,441
    Cash and cash equivalents                                              410              760            2,635
    Other                                                                   72                1                1
                                                                 -------------    -------------    -------------

    Gross investment income                                             14,868           16,234           19,149
    Less investment expenses                                              (285)            (364)            (462)
                                                                 -------------    -------------    -------------

    Net investment income                                       $       14,583    $      15,870    $      18,687
                                                                ==============    =============    =============

    Net realized investment gains (losses), including other-than-temporary writedowns in carrying value, for the years ended December 31 were as follows:

                                                                     2002             2001              2000
                                                                --------------    -------------    -------------
    Fixed maturity securities                                   $       (3,642)   $      (2,458)   $        (115)
    Equity securities                                                      484              (20)              17
    Cash and cash equivalents                                               -                 1               -
                                                                --------------    -------------    -------------

    Net realized investment losses                              $       (3,158)   $      (2,477)   $         (98)
                                                                ==============    =============    =============

    Realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value were $3,503, $405, and $0 for the years ended December 31, 2002, 2001, and 2000 respectively.

NOTE 4.       FEDERAL INCOME TAXES

    The following is a reconciliation of the provision for income taxes based on earnings before federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                          2002          2001            2000
                                                                     ------------    -----------    ------------
    Provision for income taxes computed at Federal statutory rate    $      1,309    $     2,756    $      5,243
    Increase (decrease) in income taxes resulting from:
           Dividend received deduction                                       (707)           (78)           (155)
           Foreign tax credit                                                 (12)            17            (254)
           Interest adjustments                                                 -            832               -
           Non-deductible fees                                                  -             18               -
                                                                     ------------    -----------    ------------
    Federal income tax provision                                     $        590    $     3,545    $      4,834
                                                                     ============    ===========    ============

    The Federal statutory rate for each of the three years in the period ended December 31, 2002 was 35%.

    The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                            2002           2001           2000
                                                                        ------------   ------------   ------------
    Policyholders' account balances                                     $      4,335   $      1,859   $      1,006
    Investment adjustments                                                       (60)             3            351
    Deferred policy acquisition costs                                           (852)           440            622
                                                                        ------------   ------------   ------------
    Deferred Federal income tax provision                               $      3,423   $      2,302   $      1,979
                                                                        ============   ============   ============

    Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                                    2002                 2001
                                                                               -------------         -------------
    Deferred tax assets:
        Investment adjustments                                                 $       1,444         $       1,384
        Policyholders' account balances                                                   -                  2,951
        Net unrealized investment loss on investment securities                           -                    614
                                                                               -------------         -------------
             Total deferred tax assets                                                 1,444                 4,949
                                                                               -------------         -------------
    Deferred tax liabilities:
        Deferred policy acquisition costs                                              6,849                 7,701
        Policyholders' account balances                                                1,384                     -
        Net unrealized investment gain on investment securities                          101                     -
                                                                               -------------         -------------
             Total deferred tax liabilities                                            8,334                 7,701
                                                                               -------------         -------------
             Net deferred tax liability                                        $       6,890          $      2,752
                                                                               =============         =============

    The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 5.       REINSURANCE

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and joint life policies.

    Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit, trust agreements and funds withheld totaling $147 that can be drawn upon for delinquent reinsurance recoverables.

    As of December 31, 2002, the Company had the following life insurance inforce:

                                                                                                        Percentage
                                                     Ceded to         Assumed                           of amount
                                   Gross               other          from other          Net            assumed
                                   amount            companies        companies         amount            to net
                                  --------           ---------        ----------       ---------       ------------
       Life insurance inforce     $722,216           $116,360          $2,229           $608,085           0.4%


    The Company was a party to a reinsurance agreement with an unaffiliated insurer, whereby the Company assumed mortality risk, within certain limits, on a block of yearly renewable term life insurance contracts. During 2002, the unaffiliated insurer recaptured this block of business from the Company.

NOTE 6.       RELATED PARTY TRANSACTIONS

    The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $3,412, $4,963 and $4,556 for 2002, 2001 and 2000 respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $11, $53 and $69 for 2002, 2001 and 2000, respectively. Intercompany interest is included in net investment income. While management believes that these fees are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party.

    The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $150, $145 and $156 for 2002, 2001 and 2000, respectively.

    During 2002, MLIG entered into an agreement with Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust ('the Trust"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust in connection with the variable annuity contracts the Company has inforce. Under this agreement, Roszel pays compensation to MLIG an amount equal to a portion of the annual gross investment advisory fees paid by the Trust to Roszel. During 2002, the Company received from MLIG its allocable share of such compensation in the amount of $22. Revenue attributable to this agreement is included in policy charge revenue.

    The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $1,902, $3,910 and $2,874 for 2002, 2001 and 2000, respectively.

    Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1.

    Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7.       STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

    Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. The Company filed no dividend requests during 2002 and 2001. During 2000, the Company paid a cash dividend of $35,000. At December 31, 2002 and 2001, approximately $1,921 and $3,207, respectively, of stockholder's equity was available for distribution to MLIG.

    Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

    The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioner's statutory accounting practices, ("NAIC SAP") as a component of prescribed or permitted practices by the State of New York. The State of New York has adopted certain prescribed accounting practices, ("NY SAP"), which differ from those found in NAIC SAP. Specifically, deferred tax assets and deferred tax liabilities were not recognized by the State of New York until December 31, 2002, as described below. Other differences in accounting practices between NAIC SAP and NY SAP were not applicable to the Company.

    Statutory capital and surplus at December 31, 2002, was $21,411. At December 31, 2001, statutory capital and surplus on a New York basis and an NAIC SAP basis were $34,265 and $34,880, respectively. The difference between statutory capital and surplus on a New York basis versus an NAIC SAP basis is the recognition of a $615 deferred tax asset in accordance with NAIC SAP. There was no difference in net income on a New York basis versus an NAIC SAP basis at December 31, 2001. The Company's statutory net income (loss) for 2002, 2001 and 2000 was ($13,824), $348 and $5,125, respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

    The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2002, and 2001, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 8.       COMMITMENTS AND CONTINGENCIES

    State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

    In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 9.     SEGMENT INFORMATION

    In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

    The following table summarizes each business segment's contribution to the consolidated amounts:

                                                        Life
    2002                                              Insurance        Annuities          Other            Total
                                                   ---------------   --------------   ---------------  ---------------
    Net interest spread (a)                        $           662   $         2,503  $           808  $         3,973
    Other revenues                                           8,440             6,478             (113)          14,805
                                                   ---------------   --------------   ---------------  ---------------
    Net revenues                                             9,102             8,981              695           18,778
                                                   ---------------   --------------   ---------------  ---------------
    Policy benefits                                          2,216             2,270                -            4,486
    Reinsurance premium ceded                                1,748                 -                -            1,748
    Amortization of deferred policy
       acquisition costs                                     2,163             3,304                -            5,467
    Other non-interest expenses                              1,225             2,111                -            3,336
                                                   ---------------   --------------   ---------------  ---------------
    Total non-interest expenses                              7,352             7,685                -           15,037
                                                   ---------------   --------------   ---------------  ---------------
    Net earnings before Federal income
        tax provision                                        1,750             1,296              695            3,741
    Income tax expense (benefit)                               374               (27)             243              590
                                                   ---------------   --------------   ---------------  ---------------
    Net earnings                                   $         1,376   $         1,323  $           452  $         3,151
                                                   ===============   ===============  ===============  ===============
    Balance Sheet Information:
    Total assets                                   $       390,244   $       725,481  $        13,460  $     1,129,185
    Deferred policy acquisition costs                       11,760            15,762                -           27,522
    Policyholder liabilities and accruals                   99,271           136,926                -          236,197
    Other policyholder funds                                   588               199                -              787


                                                        Life
    2001                                              Insurance         Annuities         Other            Total
                                                   ---------------   ---------------  --------------  ---------------

    Net interest spread (a)                        $         1,311   $         2,638  $          996  $         4,945
    Other revenues                                           9,028             7,210               8           16,246
                                                   ---------------   ---------------  --------------  ---------------
    Net revenues                                            10,339             9,848           1,004           21,191
                                                   ---------------   ---------------  --------------  ---------------
    Policy benefits                                          1,322             1,728               -            3,050
    Reinsurance premium ceded                                1,947                 -               -            1,947
    Amortization of deferred policy
       acquisition costs                                     2,018             1,482               -            3,500
    Other non-interest expenses                              2,055             2,765               -            4,820
                                                   ---------------   ---------------  --------------  ---------------
    Total non-interest expenses                              7,342             5,975               -           13,317
                                                   ---------------   ---------------  --------------  ---------------
    Net earnings before Federal income
        tax provision                                        2,997             3,873           1,004            7,874
    Income tax expense                                       1,134             2,060             351            3,545
                                                   ---------------   ---------------  --------------  ---------------
    Net earnings                                   $         1,863   $         1,813  $          653  $         4,329
                                                   ===============   ===============  ==============  ===============
    Balance Sheet Information:
    Total assets                                   $       452,156   $       828,087  $       21,397  $     1,301,640
    Deferred policy acquisition costs                       13,847            17,068               -           30,915
    Policyholder liabilities and accruals                  107,660           127,465               -          235,125
    Other policyholder funds                                   686               439               -            1,125


                                                        Life
    2000                                              Insurance         Annuities         Other            Total
                                                   ---------------   ---------------  --------------  ---------------
    Net interest spread (a)                        $         1,184   $         2,462  $        3,131  $         6,777
    Other revenues                                           9,558            10,599             (39)          20,118
                                                   ---------------   ---------------  --------------  ---------------
    Net revenues                                            10,742            13,061           3,092           26,895
                                                   ---------------   ---------------  --------------  ---------------
    Policy benefits                                          1,727                60               -            1,787
    Reinsurance premium ceded                                2,011                 -               -            2,011
    Amortization of deferred policy
       acquisition costs                                     1,181             2,788               -            3,969
    Other non-interest expenses                              1,698             2,449               -            4,147
                                                   ---------------   ---------------  --------------  ---------------
    Total non-interest expenses                              6,617             5,297               -           11,914
                                                   ---------------   ---------------  --------------  ---------------
    Net earnings before Federal income
        tax provision                                        4,125             7,764           3,092           14,981
    Income tax expense                                       1,288             2,464           1,082            4,834
                                                   ---------------   ---------------  --------------  ---------------
    Net earnings                                   $         2,837   $         5,300  $        2,010  $        10,147
                                                   ===============   ===============  ==============  ===============
    Balance Sheet Information:
    Total assets                                   $       493,569   $       832,825  $       19,001  $     1,345,395
    Deferred policy acquisition costs                       15,528            14,667               -           30,195
    Policyholder liabilities and accruals                  107,236           136,842               -          244,078
    Other policyholder funds                                   598               388               -              986


    (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

    The table below summarizes the Company's net revenues by product for 2002, 2001 and 2000:

                                                            2002           2001           2000
                                                       -------------   ------------   ------------
    Life Insurance
         Variable life                                 $       8,919   $      9,989   $     10,393
         Interest-sensitive whole life                           183            350            349
                                                       -------------   ------------   ------------

         Total Life Insurance                                  9,102         10,339         10,742
                                                       -------------   ------------   ------------
    Annuities
         Variable annuities                                    9,782          9,853         10,221
         Interest-sensitive annuities                           (801)            (5)         2,840
                                                       -------------   ------------   ------------
         Total Annuities                                       8,981          9,848         13,061
                                                       -------------   ------------   ------------
    Other                                                        695          1,004          3,092
                                                       -------------   ------------   ------------
    Total                                              $      18,778   $     21,191   $     26,895
                                                       =============   ============   ============

                                   * * * * * *

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
      (1)          Financial Statements of ML of New York Variable Annuity
                    Separate Account C as of December 31, 2002 and the Notes
                    relating thereto appear in the Statement of Additional
                    Information.
      (2)          Financial Statements of ML Life Insurance Company of New
                    York for the three years ended December 31, 2002 and the
                    Notes relating thereto appear in the Statement of
                    Additional Information.
(b)  Exhibits
      (1)          Resolution of the Board of Directors of ML Life Insurance
                    Company of New York establishing the ML of New York
                    Variable Annuity Separate Account C. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-90430 Filed June 13, 2002.)
      (2)          Not Applicable.
      (3)          Form of Underwriting Agreement Between ML Life Insurance
                    Company of New York and Merrill Lynch, Pierce, Fenner &
                    Smith Incorporated. (Incorporated by Reference to
                    Registrant's Pre-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-90430 Filed August 26, 2002.)
      (4) (a)      Form of Contract for the Flexible Premium Individual
                    Deferred Variable Annuity. (Incorporated by Reference to
                    Registrant's Registration Statement on Form N-4,
                    Registration No. 333-90430 Filed June 13, 2002.)
          (b)      Individual Retirement Annuity Endorsement. (Incorporated by
                    Reference to Registrant's Pre-Effective Amendment No. 1 to
                    Form N-4, Registration No. 333-90430 Filed August 26,
                    2002.)
          (c)      Tax-Sheltered Annuity Endorsement. (Incorporated by
                    Reference to Registrant's Pre-Effective Amendment No. 1 to
                    Form N-4, Registration No. 333-90430 Filed August 26,
                    2002.)
          (d)      Qualified Plan Endorsement. (Incorporated by Reference to ML
                    of New York Variable Annuity Separate Account A's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
      (5)          Form of Application for the Flexible Premium Individual
                    Deferred Variable Annuity. (Incorporated by Reference to
                    Registrant's Registration Statement on Form N-4,
                    Registration No. 333-90430 Filed June 13, 2002.)
      (6) (a)(i)   Certificate of Amendment and Restatement of Charter of Royal
                    Tandem Life Insurance Company. (Incorporated by Reference
                    to ML of New York Variable Annuity Separate Account A's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996.)
          (a)(ii)  Certificate of Amendment of the Charter of ML Life Insurance
                    Company of New York. (Incorporated by Reference to ML of
                    New York Variable Annuity Separate Account A's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996.)
          (b)      By-Laws of ML Life Insurance Company of New York.
                    (Incorporated by Reference to ML of New York Variable
                    Annuity Separate Account A's Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 filed December 9,
                    1996.)
      (7)          Not Applicable.
      (8) (a)      Amended General Agency Agreement. (Incorporated by Reference
                    to ML of New York Variable Annuity Separate Account A's
                    Post-Effective Amendment No. 5 to Form N-4, Registration
                    No. 33-43654 Filed April 28, 1994.)

          (b)      Indemnity Agreement Between ML Life Insurance Company of New
                    York and Merrill Lynch Life Agency, Inc. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996.)
          (c)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Domestic Money
                    Market Fund. (Incorporated by Reference to ML of New York
                    Variable Annuity Separate Account A's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996.)
          (d)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Valuation and Purchase Procedures. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996.)
          (e)      Service Agreement Between Tandem Financial Group, Inc. and
                    Royal Tandem Life Insurance Company. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996.)
          (f)      Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc. and ML Life Insurance Company
                    of New York. (Incorporated by Reference to ML of New York
                    Variable Annuity Separate Account A's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996.)
          (g)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York. (Incorporated by Reference to ML of
                    New York Variable Annuity Separate Account A's
                    Post-Effective Amendment No. 12 to Form N-4, Registration
                    No. 33-43654 Filed May 1, 1998.)
          (h)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York (Incorporated by Reference to ML of New
                    York Variable Annuity Separate Account A's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
      (9)          Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                    to the legality of the securities being registered.
                    (Incorporated by Reference to Registrant's Pre-Effective
                    Amendment No. 1 to Form N-4, Registration No. 333-90430
                    Filed August 26, 2002.)
     (10) (a)      Written Consent of Sutherland Asbill & Brennan LLP.
          (b)      Written Consent of Deloitte & Touche LLP, independent
                    auditors.
          (c)      Written Consent of Barry G. Skolnick, Esq.
     (11)          Not Applicable.
     (12)          Not Applicable.
     (13)          Schedule of Computation of Performance Quotations.
                    (Incorporated by Reference to Registrant's Pre-Effective
                    Amendment No. 1 to Form N-4, Registration No. 333-90430
                    Filed August 26, 2002.)
     (14) (a)      Power of Attorney from Frederick J.C. Butler. (Incorporated by Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-43654 Filed March 2, 1994.)
          (b)      Power of Attorney from Robert L. Israeloff. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-43654 Filed March 2, 1994.)
          (c)      Power of Attorney from Cynthia L. Kahn. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-43654 Filed March 2, 1994.)
          (d)      Power of Attorney from Robert A. King. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-43654 Filed March 2, 1994.)

          (e)      Power of Attorney from Irving M. Pollack. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-43654 Filed March 2, 1994.)
          (f)      Power of Attorney from Barry G. Skolnick. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-43654 Filed March 2, 1994.)
          (g)      Power of Attorney from Richard M. Drew (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Form N-4, Registration No. 333-34894 Filed
                    April 17, 2000.)
          (h) Power of Attorney from Christopher J. Grady. (Incorporated by Reference to ML Life Insurance Company of New York's
                    Annual Report on Form 10-K, filed April 2, 2001.)
          (i)      Power of Attorney from H. McIntyre Gardner. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Form N-4, Registration No. 333-69220 Filed
                    September 10, 2001.)
          (j)      Power of Attorney from Joseph Justice. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Form N-4, Registration No. 333-69220 Filed
                    September 10, 2001.)
          (k)      Power of Attorney from Nikos Kardassis. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Form N-4, Registration No. 333-69220 Filed
                    September 10, 2001.)
          (l)      Power of Attorney from Lori M. Salvo. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Form N-4, Registration No. 333-69220 Filed
                    September 10, 2001.)
          (m)      Power of Attorney from Deborah J. Adler. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 333-34894 Filed April 22, 2003.)
          (n) Power of Attorney from Concetta M. Ruggiero. (Incorporated by Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 333-34894 Filed April 22, 2003.)


ITEM 25. DIRECTORS AND OFFICERS OF ML LIFE INSURANCE COMPANY OF NEW YORK


NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Deborah J. Adler                 1300 Merrill Lynch Drive,     Director, Senior Vice President, and
                                 2(nd) Floor,                    Chief Actuary.
                                 Pennington, NJ 08534
Frederick J.C. Butler            Butler, Chapman & Co. LLC     Director.
                                 320 Park Avenue
                                 New York, NY 10022
Richard M. Drew                  3430 81st Street, Apt. #2     Director.
                                 Jackson Heights, NY 11372
H. McIntyre Gardner              4 World Financial Center      Director and Chairman of the Board.
                                 31(st) Floor, Room 042
                                 New York, NY 10281
Christopher J. Grady             1300 Merrill Lynch Drive,     Director and Senior Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Robert L. Israeloff              289 Meadowview Ave.           Director.
                                 Hewlett, NY 11557

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Joseph E. Justice                1300 Merrill Lynch Drive,     Director, Senior Vice President,
                                 2(nd) Floor,                    Chief Financial Officer, and
                                 Pennington, NJ 08534            Treasurer.
Nikos K. Kardassis               1300 Merrill Lynch Drive,     Director, President and Chief
                                 2(nd) Floor,                    Executive Officer.
                                 Pennington, NJ 08534
Robert A. King                   119 Formby                    Director.
                                 Williamsburg, VA 23188
Irving M. Pollack                11400 Strand Drive            Director.
                                 Suite 310
                                 Rockville, MD 20852-2970
Concetta M. Ruggiero             1300 Merrill Lynch Drive,     Director and Senior Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Lori M. Salvo                    1300 Merrill Lynch Drive,     Director, Vice President, Senior
                                 2(nd) Floor,                    Counsel, Director of Compliance,
                                 Pennington, NJ 08534            and Secretary.
Cynthia Kahn Sherman             8231 Bay Colony Drive         Director.
                                 Unit 1503
                                 Naples, FL 34108
Barry G. Skolnick                1300 Merrill Lynch Drive,     Director, Senior Vice President, and
                                 2(nd) Floor,                    General Counsel.
                                 Pennington, NJ 08534
Brian H. Buckley                 1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Toni DeChiara                    1300 Merrill Lynch Drive,     Vice President and Interim
                                 2(nd) Floor,                    Controller.
                                 Pennington, NJ 08534
Alison Denis                     1300 Merrill Lynch Drive,     Senior Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Edward W. Diffin, Jr.            1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Scott Edblom                     1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Amy L. Ferrero                   4804 Deer Lake Drive East     Senior Vice President,
                                 Jacksonville, FL 32246          Administration.
Wilford H. Fuller                First Union Tower             Vice President.
                                 300 North Greene Street
                                 Greensboro, NC 27401
Frances C. Grabish               1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Roger Helms                      1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Patrick Lusk                     1300 Merrill Lynch Drive,     Vice President and Appointed
                                 2(nd) Floor,                    Actuary.
                                 Pennington, NJ 08534
Robin A. Maston                  1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Jane R. Michael                  4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Terry L. Rapp                    1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Greta Rein Ulmer                 1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Kelley Woods                     4804 Deer Lake Drive East     Vice President and Assistant
                                 Jacksonville, FL 32246          Secretary.


---------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT


     The following are subsidiaries of ML & Co. as of February 27, 2003 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.



                                                            STATE OF
NAME                                                        JURISDICTION AND ENTITY
----                                                        -----------------------
Merrill Lynch & Co., Inc. ..........................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)............................................        Delaware
     Merrill Lynch Life Agency Inc. (2).............        Washington
     Merrill Lynch Professional Clearing Corp.
       (3)..........................................        Delaware
  Merrill Lynch Capital Services, Inc. .............        Delaware
  Merrill Lynch Government Securities, Inc. ........        Delaware
     Merrill Lynch Money Markets Inc. ..............        Delaware
  Merrill Lynch Group, Inc. ........................        Delaware
     Merrill Lynch Investment Managers Group Limited
       (4)..........................................        England
       Merrill Lynch Investment Managers Holdings
          Limited...................................        England
       Merrill Lynch Investment Managers Limited....        England
     Merrill Lynch Investment Managers, L.P. (5)....        Delaware

                                                            STATE OF
NAME                                                        JURISDICTION AND ENTITY
----                                                        -----------------------
       Merrill Lynch Alternative Investments LLC....        Delaware
     Merrill Lynch Bank & Trust Co. ................        New Jersey
       ML Mortgage Holdings Inc. ...................        Delaware
       Financial Data Services, Inc. ...............        Florida
     Merrill Lynch Insurance Group, Inc. ...........        Delaware
       Merrill Lynch Life Insurance Company.........        Arkansas
       ML Life Insurance Company of New York........        New York
       Roszel Advisors, LLC.........................        Delaware
     Merrill Lynch International Finance
       Corporation..................................        New York
       Merrill Lynch International Bank Limited.....        England
          Merrill Lynch Bank (Suisse) S.A. .........        Switzerland
       Merrill Lynch Group Holdings Limited.........        Ireland
          Merrill Lynch Capital Markets Bank
            Limited.................................        Ireland
     Merrill Lynch Mortgage Capital Inc. (6)........        Delaware
     Merrill Lynch Trust Company, FSB...............        Federal
     Merrill Lynch Fiduciary Services, Inc. ........        New York
     MLDP Holdings, Inc. ...........................        Delaware
       Merrill Lynch Derivative Products AG.........        Switzerland
     ML IBK Positions, Inc. ........................        Delaware
       Merrill Lynch Capital Corporation............        Delaware
     ML Leasing Equipment Corp. (7).................        Delaware
     Merrill Lynch Canada Holdings Company..........        Nova Scotia
       Merrill Lynch Canada Finance Company.........        Nova Scotia
       Merrill Lynch & Co., Canada Ltd. ............        Ontario
          Merrill Lynch Canada Inc..................        Canada
  Merrill Lynch Bank USA............................        Utah
     Merrill Lynch Business Financial Services
       Inc. ........................................        Delaware
     Merrill Lynch Credit Corporation...............        Delaware
       Merrill Lynch NJ Investment Corporation......        New Jersey
     Merrill Lynch Utah Investment Corporation......        Utah
     Merrill Lynch Community Development Company,
       LLC..........................................        New Jersey
     Merrill Lynch Commercial Finance Corp. ........        Delaware
  Merrill Lynch International Incorporated..........        Delaware
     Merrill Lynch (Australasia) Pty Limited........        New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty
          Limited...................................        Victoria, Australia
       Merrill Lynch International (Australia)
          Limited (8)...............................        New South Wales, Australia
     Merrill Lynch International Holdings Inc. .....        Delaware
       Merrill Lynch Bank and Trust Company (Cayman)
          Limited...................................        Cayman Islands, British West Indies
       Merrill Lynch Capital Markets AG.............        Switzerland
       Merrill Lynch Europe PLC.....................        England
          Merrill Lynch Holdings Limited............        England
            Merrill Lynch International (9).........        England
          Merrill Lynch Capital Markets Espana S.A.
            S.V.B...................................        Spain
          Merrill Lynch (Singapore) Pte. Ltd.
            (10)....................................        Singapore
       Merrill Lynch South Africa (Pty) Ltd. (11)...        South Africa
       Merrill Lynch Mexico, S.A. de C.V., Casa de
          Bolsa.....................................        Mexico
       Merrill Lynch Argentina S.A. ................        Argentina
       Banco Merrill Lynch de Investimentos S.A. ...        Brazil
       Merrill Lynch S.A. ..........................        Luxembourg

                                                            STATE OF
NAME                                                        JURISDICTION AND ENTITY
----                                                        -----------------------
       Merrill Lynch Europe Ltd. ...................        Cayman Islands, British West Indies
       Merrill Lynch France S.A. ...................        France
          Merrill Lynch Capital Markets (France)
            S.A. ...................................        France
          Merrill Lynch, Pierce, Fenner & Smith
            SAF.....................................        France
       Merrill Lynch (Asia Pacific) Limited.........        Hong Kong
          Merrill Lynch Far East Limited............        Hong Kong
     Merrill Lynch Japan Securities Co., Ltd. ......        Japan
       Merrill Lynch Japan Finance Co., Ltd. .......        Japan


---------------

 (1) MLPF&S also conducts business as "Merrill Lynch & Co."



 (2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Held through several intermediate holding companies.



 (5) Merrill Lynch Investment Managers, L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.



 (6) Held through an intermediate subsidiary.



 (7) This corporation has more than 40 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



 (8) Held through an intermediate subsidiary.



 (9) Partially owned by another indirect subsidiary of ML & Co.



(10) Held through intermediate subsidiaries.



(11) Partially owned by another indirect subsidiary of ML & Co.



ITEM 27. NUMBER OF CONTRACTS



     The number of Contracts in force as of February 21, 2003 was 7.


ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.


     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:


        ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS


     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; The Municipal Fund Accumulation Program, Inc.; Defined Assets Funds; Corporate Income Fund; Government Securities Income Fund; and Equity Investor Fund.



     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.


     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


  NAME AND PRINCIPAL
   BUSINESS ADDRESS       POSITIONS AND OFFICES WITH UNDERWRITER
  ------------------      --------------------------------------
E. Stanley O'Neal(1)     Director, Chairman of the Board, and
                           Chief Executive Officer
Rosemary T. Berkery(1)   Executive Vice President
James P. Gorman(1)       Executive Vice President
Thomas H. Patrick(1)     Director and Executive Vice President
John C. Stomber(2)       Senior Vice President and Treasurer
Arshad R. Zakaria(3)     Executive Vice President


---------------
     (1) 4 World Financial Center, 32nd Floor, New York, NY 10080


     (2) 4 World Financial Center, 18th Floor, New York, NY 10080



     (3) 4 World Financial Center, 8th Floor, New York, NY 10080


     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 2 World Financial Center, South Tower, 5th Floor, New York, NY 10080, at Merrill Lynch Insurance Group Services, Inc., at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, NJ 08534.


ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account C, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 21st day of April, 2003.


                                           ML of New York Variable
                                           Annuity
                                           Separate Account C
                                                   (Registrant)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

                                           ML Life Insurance Company of
                                           New York
                                                     (Depositor)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 2003.



                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Actuary
              Deborah J. Adler

                      *                        Director
---------------------------------------------
            Frederick J.C. Butler

                      *                        Director
---------------------------------------------
               Richard M. Drew

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director
---------------------------------------------
             Robert L. Israeloff

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

                      *                        Director
---------------------------------------------
               Robert A. King

                  SIGNATURE                                        TITLE
                  ---------                                        -----
                      *                        Director
---------------------------------------------
              Irving M. Pollack

                      *                        Director and Senior Vice President
---------------------------------------------
            Concetta M. Ruggiero

                      *                        Director, Vice President, Senior Counsel,
---------------------------------------------    Director of Compliance, and Secretary
                Lori M. Salvo

                      *                        Director
---------------------------------------------
            Cynthia Kahn Sherman

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                  EXHIBIT LIST



(10) (a)  Written Consent of Sutherland Asbill & Brennan LLP.
     (b) Written Consent of Deloitte & Touche LLP, independent auditors.
     (c)  Written Consent of Barry G. Skolnick, Esq.